B

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account B

Annual Report

DECEMBER 31, 2007

Ohio National Variable Account B

Ohio National Financial Services

W E A L T H B U I L D I N G O P P O R T U N I T Y hio National Variable Account B Annual Report D E C E M B E R 3 1 , 2007 hio National Variable Account B

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2007 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2007 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Ohio National Fund Inc.:
Equity Subaccount 549,875 Shares (Cost $14,107,303)	$16,303,800	$15,952,386	$351,414	$16,303,800
Money Market Subaccount 344,326 Shares (Cost $3,443,257)	3,443,257	2,899,648	543,609	3,443,257
Bond Subaccount 252,175 Shares (Cost $2,717,473)	2,884,884	2,880,907	3,977	2,884,884
Omni Subaccount 353,471 Shares (Cost $5,793,205)	5,867,617	5,613,800	253,817	5,867,617
International Subaccount 430,894 Shares (Cost $5,580,803)	6,041,139	6,029,550	11,589	6,041,139
Capital Appreciation Subaccount 324,980 Shares (Cost $4,395,370)	6,645,834	6,592,434	53,400	6,645,834
Millennium Subaccount 134,051 Shares (Cost $3,042,380)	3,368,706	3,368,706	0	3,368,706
International Small Co. Subaccount 111,530 Shares (Cost $1,788,662)	3,043,650	3,043,650	0	3,043,650
Aggressive Growth Subaccount 60,354 Shares (Cost $567,891)	558,278	558,278	0	558,278
Small Cap Growth Subaccount 76,711 Shares (Cost $978,388)	961,955	961,955	0	961,955
Mid Cap Opportunity Subaccount 188,996 Shares (Cost $2,769,895)	4,252,420	4,234,178	18,242	4,252,420
S&P 500 Index Subaccount 406,909 Shares (Cost $5,519,533)	6,250,122	6,157,242	92,880	6,250,122
Blue Chip Subaccount 17,416 Shares (Cost $169,840)	205,684	205,684	0	205,684
High Income Bond Subaccount 61,253 Shares (Cost $539,621)	592,926	592,926	0	592,926
Capital Growth Subaccount 15,338 Shares (Cost $330,186)	361,516	361,516	0	361,516
Nasdaq-100 Index Subaccount 8,123 Shares (Cost $30,040)	43,537	43,537	0	43,537
Bristol Subaccount 4,821 Shares (Cost $58,455)	67,587	67,587	0	67,587
Bryton Growth Subaccount 1,225 Shares (Cost $14,422)	16,329	16,329	0	16,329
Balanced Subaccount 2,734 Shares (Cost $37,307)	40,188	40,188	0	40,188
Target Equity/Income Subaccount 16,771 Shares (Cost $183,185)	201,254	201,254	0	201,254

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Dow Target 10 Portfolios:
First Quarter Subaccount 5,073 Shares (Cost $39,066)	$58,945	$58,945	$0	$58,945
Second Quarter Subaccount 3,080 Shares (Cost $30,403)	42,753	42,753	0	42,753
Fourth Quarter Subaccount 2,985 Shares (Cost $26,215)	38,213	38,213	0	38,213

Dow Target 5 Portfolios:
First Quarter Subaccount 5,055 Shares (Cost $40,455)	71,424	71,424	0	71,424
Second Quarter Subaccount 3,508 Shares (Cost $30,489)	47,005	47,005	0	47,005
Fourth Quarter Subaccount 3,279 Shares (Cost $27,518)	42,293	42,293	0	42,293

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 25,545 Shares (Cost $731,369)	674,891	674,891	0	674,891
Worldwide Growth Subaccount 16,936 Shares (Cost $678,486)	598,349	592,674	5,675	598,349
Balanced Subaccount 31,135 Shares (Cost $783,321)	935,597	926,119	9,478	935,597

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 8,175 Shares (Cost $168,819)	180,093	179,570	523	180,093
Small/Mid Cap Value Subaccount 23,559 Shares (Cost $237,080)	261,033	261,033	0	261,033
Discovery Subaccount 7,577 Shares (Cost $93,883)	152,383	152,383	0	152,383

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 24,738 Shares (Cost $571,665)	545,474	545,474	0	545,474

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 43,561 Shares (Cost $543,374)	545,814	545,814	0	545,814
Structured U.S. Equity Subaccount 6,289 Shares (Cost $72,250)	82,759	82,759	0	82,759
Capital Growth Subaccount 1,472 Shares (Cost $14,379)	18,734	18,734	0	18,734

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Lazard Retirement Series Inc.:
Emerging Markets Subaccount 49,185 Shares (Cost $972,142)	$1,261,114	$1,261,114	$0	$1,261,114
Small Cap Subaccount 46,386 Shares (Cost $579,712)	462,931	462,931	0	462,931
International Equity Subaccount 3,729 Shares (Cost $53,752)	49,783	49,783	0	49,783

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 1,691 Shares (Cost $4,757)	6,021	6,021	0	6,021

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 66,130 Shares (Cost $1,769,231)	2,356,203	2,356,203	0	2,356,203
VIP Contrafund Subaccount 95,851 Shares (Cost $2,604,059)	2,632,062	2,632,062	0	2,632,062
VIP Growth Subaccount 5,013 Shares (Cost $168,827)	223,824	223,824	0	223,824
VIP Equity-Income Subaccount 12,753 Shares (Cost $327,854)	300,582	300,582	0	300,582

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 2,020 Shares (Cost $51,564)	52,672	52,672	0	52,672
Worldwide Growth Subaccount 3,446 Shares (Cost $124,403)	120,702	120,702	0	120,702
Balanced Subaccount 13,954 Shares (Cost $344,468)	433,685	433,685	0	433,685
International Growth Subaccount 16,696 Shares (Cost $720,965)	1,077,056	1,077,056	0	1,077,056

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 981 Shares (Cost $15,904)	15,992	15,992	0	15,992
Investors Growth Stock Subaccount 157 Shares (Cost $1,214)	1,815	1,815	0	1,815
Mid Cap Growth Subaccount 3,009 Shares (Cost $21,184)	22,630	22,630	0	22,630
Total Return Subaccount 33,871 Shares (Cost $647,624)	726,201	726,201	0	726,201

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

J.P. Morgan Series Trust II:
Small Company Subaccount 4,339 Shares (Cost $63,630)	$69,690	$69,690	$0	$69,690
Mid Cap Value Subaccount 17,465 Shares (Cost $469,731)	535,639	535,639	0	535,639

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 54,167 Shares (Cost $672,733)	680,879	680,879	0	680,879
Total Return Subaccount 83,633 Shares (Cost $869,901)	877,307	877,307	0	877,307
Global Bond Subaccount 3,568 Shares (Cost $44,320)	45,602	45,602	0	45,602

Calvert Variable Series Inc.:
Social Equity Subaccount 3,439 Shares (Cost $47,606)	70,089	70,089	0	70,089

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,441 Shares (Cost $19,520)	22,052	22,052	0	22,052

The Prudential Series Fund Inc.:
Jennison 20/20 Focus Subaccount 8,148 Shares (Cost $127,644)	128,569	128,569	0	128,569
Jennison Subaccount 622 Shares (Cost $11,789)	14,419	14,419	0	14,419

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 387 Shares (Cost $13,911)	17,265	17,265	0	17,265

Royce Capital Fund:
Small-Cap Subaccount 86,972 Shares (Cost $826,692)	866,241	866,241	0	866,241
Micro-Cap Subaccount 29,669 Shares (Cost $380,566)	399,639	399,639	0	399,639

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 2,505 Shares (Cost $28,785)	28,762	28,762	0	28,762
U.S. Real Estate Subaccount 1,564 Shares (Cost $35,474)	34,123	34,123	0	34,123
International Growth Equity Subaccount 2,149 Shares (Cost $25,043)	26,023	26,023	0	26,023

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II: (continued)
Equity Growth Subaccount 114 Shares (Cost $2,336)	$2,273	$2,273	$0	$2,273
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 34,666 Shares (Cost $583,995)	600,065	600,065	0	600,065
Franklin Flex Cap Growth Securities Subaccount 495 Shares (Cost $5,692)	6,296	6,296	0	6,296
Templeton Foreign Securities Subaccount 10,293 Shares (Cost $185,812)	208,435	208,435	0	208,435

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 172 Shares (Cost $4,120)	3,735	3,735	0	3,735

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 503 Shares (Cost $9,423)	8,734	8,734	0	8,734

Totals	$79,835,553	$78,490,949	$1,344,604	$79,835,553

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$7,583	$108,183	$0	$100,758	$0	$31,365	$0	$0
Risk & administrative expense (note 2)	(251,885)	(20,261)	(30,464)	(57,660)	(66,695)	(76,748)	(36,468)	(31,828)

Net investment activity	(244,302)	87,922	(30,464)	43,098	(66,695)	(45,383)	(36,468)	(31,828)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	878,589	(75)	71,619	(1,733)	74,076	599,939	(34,536)	641,320
Unrealized gain (loss)	(1,865,452)	0	35,936	338,152	506,776	(297,492)	864,973	(156,316)

Net gain (loss) on investments	(986,863)	(75)	107,555	336,419	580,852	302,447	830,437	485,004

Net increase (decrease) in contract owner’s equity from operations	$(1,231,165)	$87,847	$77,091	$379,517	$514,157	$257,064	$793,969	$453,176

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$84,947	$2,517	$0	$0	$0
Risk & administrative expense (note 2)	(5,564)	(10,957)	(47,762)	(56,218)	(2,366)	(6,692)	(4,004)	(477)

Net investment activity	(5,564)	(10,957)	(47,762)	28,729	151	(6,692)	(4,004)	(477)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(96,697)	(23,140)	564,762	234,945	2,813	30,237	6,289	6,154
Unrealized gain (loss)	232,827	167,375	201,337	38,179	(25,047)	(5,910)	33,382	1,765

Net gain (loss) on investments	136,130	144,235	766,099	273,124	(22,234)	24,327	39,671	7,919

Net increase (decrease) in contract owner’s equity from operations	$130,566	$133,278	$718,337	$301,853	$(22,083)	$17,635	$35,667	$7,442

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.				Dow Target 10 Portfolios
		Bryton		Target	First	Second	Third	Fourth
	Bristol	Growth	Balanced	Equity/Income	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$358	$0	$0	$2,626	$0	$0	$0	$0
Risk & administrative expense (note 2)	(625)	(141)	(289)	(1,592)	(722)	(480)	(15)	(429)

Net investment activity	(267)	(141)	(289)	1,034	(722)	(480)	(15)	(429)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,155	721	500	149	2,730	146	3,949	141
Unrealized gain (loss)	2,453	514	2,881	13,318	(2,025)	1,948	(3,501)	1,194

Net gain (loss) on investments	3,608	1,235	3,381	13,467	705	2,094	448	1,335

Net increase (decrease) in contract owner’s equity from operations	$3,341	$1,094	$3,092	$14,501	$(17)	$1,614	$433	$906

	Dow Target 5 Portfolios				Janus Aspen Series — Institutional Shares
	First	Second	Third	Fourth	Large Cap	Worldwide
	Quarter	Quarter	Quarter	Quarter	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$5,270	$4,698	$23,940
Risk & administrative expense (note 2)	(868)	(544)	(4)	(467)	(8,039)	(6,655)	(10,305)

Net investment activity	(868)	(544)	(4)	(467)	(2,769)	(1,957)	13,635

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	4,192	778	85	165	(34,998)	(17,033)	41,360
Unrealized gain (loss)	(1,509)	1,559	(51)	2,619	134,110	69,665	36,118

Net gain (loss) on investments	2,683	2,337	34	2,784	99,112	52,632	77,478

Net increase (decrease) in contract owner’s equity from operations	$1,815	$1,793	$30	$2,317	$96,343	$50,675	$91,113

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

				Van Kampen
				Universal
	Wells Fargo Advantage Variable			Inst. Funds —	Goldman Sachs Variable
	Trust Funds			Class I	Insurance Trust
		Small/Mid		U.S. Real	Growth &	Structured	Capital
	Opportunity	Cap Value	Discovery	Estate	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$1,153	$55	$0	$10,506	$10,052	$922	$35
Risk & administrative expense (note 2)	(2,206)	(2,569)	(1,798)	(9,705)	(6,124)	(1,007)	(200)

Net investment activity	(1,053)	(2,514)	(1,798)	801	3,928	(85)	(165)

Reinvested capital gains	27,021	45,984	0	82,047	51,761	6,467	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	22,619	7,865	37,156	100,749	18,423	5,393	2,321
Unrealized gain (loss)	(33,593)	(54,871)	(300)	(328,671)	(71,621)	(13,520)	(268)

Net gain (loss) on investments	(10,974)	(47,006)	36,856	(227,922)	(53,198)	(8,127)	2,053

Net increase (decrease) in contract owner’s equity from operations	$14,994	$(3,536)	$35,058	$(145,074)	$2,491	$(1,745)	$1,888

				Old Mutual
				Insurance	Fidelity Variable Insurance Products Fund —
	Lazard Retirement Series, Inc.			Series Fund	Service Class 2
	Emerging		International	Technology &	VIP	VIP	VIP	VIP Equity-
	Markets	Small Cap	Equity	Communications	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$13,262	$0	$1,341	$0	$11,742	$18,766	$969	$4,993
Risk & administrative expense (note 2)	(10,892)	(5,542)	(531)	(83)	(25,241)	(25,817)	(2,291)	(3,985)

Net investment activity	2,370	(5,542)	810	(83)	(13,499)	(7,051)	(1,322)	1,008

Reinvested capital gains	177,603	203,568	9,444	0	219,269	641,624	140	25,133

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	85,572	15,750	2,401	115	131,848	89,005	13,661	7,126
Unrealized gain (loss)	27,451	(253,973)	(6,997)	1,944	(22,041)	(346,232)	36,665	(32,576)

Net gain (loss) on investments	113,023	(238,223)	(4,596)	2,059	109,807	(257,227)	50,326	(25,450)

Net increase (decrease) in contract owner’s equity from operations	$292,996	$(40,197)	$5,658	$1,976	$315,577	$377,346	$49,144	$691

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

	Janus Aspen Series — Service Shares				MFS Variable Insurance Trust — Service Class
	Large Cap	Worldwide		International	New	Investors	Mid Cap	Total
	Growth	Growth	Balanced	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$299	$707	$9,834	$4,409	$0	$3	$0	$17,644
Risk & administrative expense (note 2)	(578)	(1,338)	(4,200)	(10,443)	(299)	(25)	(473)	(7,242)

Net investment activity	(279)	(631)	5,634	(6,034)	(299)	(22)	(473)	10,402

Reinvested capital gains	0	0	0	0	1,451	0	1,759	18,392

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(1,185)	(1,072)	7,836	103,039	3,467	480	1,931	15,480
Unrealized gain (loss)	8,777	12,262	24,186	151,506	(3,966)	(238)	796	(21,667)

Net gain (loss) on investments	7,592	11,190	32,022	254,545	(499)	242	2,727	(6,187)

Net increase (decrease) in contract owner’s equity from operations	$7,313	$10,559	$37,656	$248,511	$653	$220	$4,013	$22,607

						Calvert
			PIMCO Variable Insurance Trust —			Variable
	J.P. Morgan Series Trust II		Administrative Shares			Series, Inc.
	Small	Mid Cap	Real	Total	Global	Social
	Company	Value	Return	Return	Bond	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$7	$5,408	$31,454	$64,066	$1,753	$0
Risk & administrative expense (note 2)	(1,129)	(5,995)	(6,976)	(14,421)	(575)	(726)

Net investment activity	(1,122)	(587)	24,478	49,645	1,178	(726)

Reinvested capital gains	4,022	27,281	1,566	0	97	3,447

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	22,673	25,328	(6,337)	(1,037)	(1,174)	3,065
Unrealized gain (loss)	(25,544)	(43,896)	40,455	48,825	3,653	154

Net gain (loss) on investments	(2,871)	(18,568)	34,118	47,788	2,479	3,219

Net increase (decrease) in contract owner’s equity from operations	$29	$8,126	$60,162	$97,433	$3,754	$5,940

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

				Dreyfus
				Variable
	UBS Series			Investment
	Trust —	The Prudential		Fund — Service
	Class I	Series Fund, Inc.		Shares	Royce Capital Fund
	U.S.	Jennison
	Allocation	20/20 Focus	Jennison	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$471	$151	$0	$226	$447	$6,007
Risk & administrative expense (note 2)	(248)	(1,435)	(168)	(181)	(9,655)	(4,907)

Net investment activity	223	(1,284)	(168)	45	(9,208)	1,100

Reinvested capital gains	0	11,914	0	0	38,931	34,228

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	34	7,978	586	33	24,128	31,155
Unrealized gain (loss)	(85)	(7,999)	1,090	856	(81,252)	(49,268)

Net gain (loss) on investments	(51)	(21)	1,676	889	(57,124)	(18,113)

Net increase (decrease) in contract owner’s equity from operations	$172	$10,609	$1,508	$934	$(27,401)	$17,215

					Franklin Templeton
	Van Kampen Universal				Variable Insurance
	Institutional Funds — Class II				Products Trust — Class 2
	Core Plus		International		Franklin	Franklin Flex	Templeton
	Fixed	U.S. Real	Growth	Equity	Income	Cap Growth	Foreign
	Income	Estate	Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$1,051	$614	$35	$0	$18,782	$7	$3,209
Risk & administrative expense (note 2)	(212)	(573)	(101)	(18)	(5,347)	(52)	(1,726)

Net investment activity	839	41	(66)	(18)	13,435	(45)	1,483

Reinvested capital gains	0	5,701	538	0	3,483	0	7,317

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(94)	3,579	(126)	731	7,094	3	1,965
Unrealized gain (loss)	148	(17,314)	980	(63)	(12,145)	604	11,502

Net gain (loss) on investments	54	(13,735)	854	668	(5,051)	607	13,467

Net increase (decrease) in contract owner’s equity from operations	$893	$(7,993)	$1,326	$650	$11,867	$562	$22,267

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2007

					Neuberger
					Berman
					Advisers
	Legg Mason Partners Variable				Management
	Equity Trust — Class I (note 4)				Trust — S Class
		Total	Fundamental	Capital and	AMT
	All Cap	Return	Value	Income	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$11	$94	$47	$0	$34	$612,811
Risk & administrative expense (note 2)	(11)	(33)	(24)	(2)	(124)	(914,452)

Net investment activity	0	61	23	(2)	(90)	(301,641)

Reinvested capital gains	193	73	182	0	219	1,650,855

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	22	811	(1)	69	454	3,749,521
Unrealized gain (loss)	(23)	(599)	(385)	0	(695)	(728,170)

Net gain (loss) on investments	(1)	212	(386)	69	(241)	3,021,351

Net increase (decrease) in contract owner’s equity from operations	$192	$346	$(181)	$67	$(112)	$4,370,565

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(244,302)	$(212,171)	$87,922	$86,397	$(30,464)	$96,586	$43,098	$(3,199)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	878,589	463,659	(75)	(478)	71,619	29,040	(1,733)	(273,205)
Unrealized gain (loss)	(1,865,452)	784,562	0	0	35,936	(14,384)	338,152	1,126,272

Net increase (decrease) in contract owners’ equity from operations	(1,231,165)	1,036,050	87,847	85,919	77,091	111,242	379,517	849,868

Equity transactions:
Contract purchase payments (note 1)	100,234	81,259	19,816	16,749	15,822	6,226	111,229	26,449
Transfers (to) and from other subaccounts	(1,255,838)	(839,724)	5,090,412	1,180,609	(326,974)	771,922	(123,108)	(796,568)
Transfers (to) and from fixed dollar contract	(34,194)	(43,106)	134,405	(95,573)	3,072	15,829	20,697	(198,721)
Withdrawals and surrenders	(1,979,410)	(2,353,999)	(3,885,472)	(799,021)	(350,837)	(264,655)	(1,410,490)	(1,230,178)
Surrender charges (note 2)	(2,599)	(7,521)	(2,070)	(2,024)	(3,534)	(618)	(1,602)	(3,694)
Annual contract charges (note 2)	(10,210)	(11,826)	(793)	(791)	(1,095)	(1,240)	(4,351)	(5,273)
Annuity and death benefit payments	(713,992)	(511,763)	(88,476)	(66,119)	(19,952)	(86,095)	(165,007)	(159,967)

Net equity transactions	(3,896,009)	(3,686,680)	1,267,822	233,830	(683,498)	441,369	(1,572,632)	(2,367,952)

Net change in contract owners’ equity	(5,127,174)	(2,650,630)	1,355,669	319,749	(606,407)	552,611	(1,193,115)	(1,518,084)
Contract owners’ equity:
Beginning of period	21,430,974	24,081,604	2,087,588	1,767,839	3,491,291	2,938,680	7,060,732	8,578,816

End of period	$16,308,800	$21,430,974	$3,443,257	$2,087,588	$2,884,884	$3,491,291	$5,867,617	$7,060,732

Change in units:
Beginning units	360,754	445,585	76,914	55,224	127,160	106,894	222,655	301,315

Units purchased	2,190	3,894	354,029	169,153	13,058	42,678	2,566	3,510
Units redeemed	(65,842)	(88,725)	(301,226)	(147,463)	(49,192)	(22,412)	(52,779)	(82,170)

Ending units	297,102	360,754	129,717	76,914	91,026	127,160	172,442	222,655

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(66,695)	$(61,655)	$(45,383)	$(43,157)	$(36,468)	$(45,633)	$(31,828)	$(30,465)
Reinvested capital gains	0	0	0	0	0	0	0	91,983
Realized gain (loss)	74,076	(153,196)	599,939	359,740	(34,536)	(219,794)	641,320	272,040
Unrealized gain (loss)	506,776	1,354,126	(297,492)	769,315	864,973	552,850	(156,316)	451,633

Net increase (decrease) in contract owners’ equity from operations	514,157	1,139,275	257,064	1,085,898	793,969	287,423	453,176	785,191

Equity transactions:
Contract purchase payments (note 1)	64,027	69,267	44,982	48,636	40,592	46,319	15,737	18,415
Transfers (to) and from other subaccounts	(251,617)	(53,668)	(385,570)	(240,838)	(678,395)	(532,393)	(721,122)	128,193
Transfers (to) and from fixed dollar contract	15,488	58,641	(5,556)	(21,161)	(8,349)	(79,121)	(4,133)	54,355
Withdrawals and surrenders	(901,092)	(1,380,611)	(927,897)	(778,779)	(775,408)	(633,926)	(415,851)	(553,950)
Surrender charges (note 2)	(1,549)	(3,760)	(5,299)	(2,155)	(1,496)	(1,668)	(879)	(915)
Annual contract charges (note 2)	(3,503)	(4,034)	(2,379)	(2,663)	(1,705)	(2,072)	(912)	(1,006)
Annuity and death benefit payments	(40,280)	(149,025)	(41,372)	(125,285)	(16,272)	(54,636)	(40,215)	(32,036)

Net equity transactions	(1,118,526)	(1,463,190)	(1,323,091)	(1,122,245)	(1,441,033)	(1,257,497)	(1,167,375)	(386,944)

Net change in contract owners’ equity	(604,369)	(323,915)	(1,066,027)	(36,347)	(647,064)	(970,074)	(714,199)	398,247
Contract owners’ equity:
Beginning of period	6,645,508	6,969,423	7,711,861	7,748,208	4,015,770	4,985,844	3,757,849	3,359,602

End of period	$6,041,139	$6,645,508	$6,645,834	$7,711,861	$3,368,706	$4,015,770	$3,043,650	$3,757,849

Change in units:
Beginning units	303,810	376,927	228,366	264,681	143,916	187,657	116,624	130,630

Units purchased	15,337	13,414	4,377	4,362	4,269	2,184	10,970	16,338
Units redeemed	(63,426)	(86,531)	(41,778)	(40,677)	(52,316)	(45,925)	(45,811)	(30,344)

Ending units	255,721	303,810	190,965	228,366	95,869	143,916	81,783	116,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,564)	$(6,050)	$(10,957)	$(10,239)	$(47,762)	$(57,541)	$28,729	$14,967
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(96,697)	(47,935)	(23,140)	(77,747)	564,762	305,495	234,945	17,849
Unrealized gain (loss)	232,827	80,603	167,375	303,352	201,337	230,316	38,179	1,002,833

Net increase (decrease) in contract owners’ equity from operations	130,566	26,618	133,278	215,366	718,337	478,270	301,853	1,035,649

Equity transactions:
Contract purchase payments (note 1)	2,804	2,868	2,629	2,761	30,245	32,661	75,942	73,253
Transfers (to) and from other subaccounts	(71,503)	(25,082)	(48,445)	1,122	(837,585)	(292,347)	(715,565)	(278,819)
Transfers (to) and from fixed dollar contract	(3,374)	0	10,866	0	(13,041)	(59,929)	(5,688)	(163,312)
Withdrawals and surrenders	(102,826)	(53,569)	(158,770)	(142,865)	(937,158)	(845,460)	(1,041,646)	(1,202,828)
Surrender charges (note 2)	(120)	(372)	(990)	(230)	(4,501)	(1,733)	(2,931)	(2,238)
Annual contract charges (note 2)	(253)	(307)	(383)	(430)	(2,191)	(2,524)	(2,440)	(2,874)
Annuity and death benefit payments	(2,739)	(5,395)	(1,462)	(1,195)	(26,268)	(116,030)	(55,102)	(115,087)

Net equity transactions	(178,011)	(81,857)	(196,555)	(140,837)	(1,790,499)	(1,285,362)	(1,747,430)	(1,691,905)

Net change in contract owners’ equity	(47,445)	(55,239)	(63,277)	74,529	(1,072,162)	(807,092)	(1,445,577)	(656,256)
Contract owners’ equity:
Beginning of period	605,723	660,962	1,025,232	950,703	5,324,582	6,131,674	7,695,699	8,351,955

End of period	$558,278	$605,723	$961,955	$1,025,232	$4,252,420	$5,324,582	$6,250,122	$7,695,699

Change in units:
Beginning units	73,598	83,925	68,447	79,059	208,972	261,141	381,928	473,423

Units purchased	23,839	973	6,484	6,344	5,306	5,578	14,775	6,512
Units redeemed	(41,085)	(11,300)	(18,259)	(16,956)	(71,683)	(57,747)	(98,686)	(98,007)

Ending units	56,352	73,598	56,672	68,447	142,595	208,972	298,017	381,928

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$151	$(119)	$(6,692)	$(4,458)	$(4,004)	$(3,644)	$(477)	$(1,144)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,813	5,851	30,237	7,986	6,289	(11,537)	6,154	10,906
Unrealized gain (loss)	(25,047)	26,120	(5,910)	36,418	33,382	75,272	1,765	(8,051)

Net increase (decrease) in contract owners’ equity from operations	(22,083)	31,852	17,635	39,946	35,667	60,091	7,442	1,711

Equity transactions:
Contract purchase payments (note 1)	0	0	72	72	930	5,005	149	600
Transfers (to) and from other subaccounts	(7,486)	1,554	219,980	136,348	22,906	(50,961)	(19,889)	(33,006)
Transfers (to) and from fixed dollar contract	0	33	2,435	12,492	0	0	0	(48,991)
Withdrawals and surrenders	(663)	(20,134)	(176,717)	(31,943)	(22,862)	(42,834)	(8,376)	(6,840)
Surrender charges (note 2)	0	(1)	(171)	(71)	(15)	(523)	(26)	(9)
Annual contract charges (note 2)	(72)	(74)	(133)	(151)	(247)	(266)	(39)	(58)
Annuity and death benefit payments	(421)	(619)	(2,157)	(23,230)	(558)	(545)	0	0

Net equity transactions	(8,642)	(19,241)	43,309	93,517	154	(90,124)	(28,181)	(88,304)

Net change in contract owners’ equity	(30,725)	12,611	60,944	133,463	35,821	(30,033)	(20,739)	(86,593)
Contract owners’ equity:
Beginning of period	236,409	223,798	531,982	398,519	325,695	355,728	64,276	150,869

End of period	$205,684	$236,409	$592,926	$531,982	$361,516	$325,695	$43,537	$64,276

Change in units:
Beginning units	18,587	20,258	35,727	29,197	32,686	42,383	15,267	37,753

Units purchased	0	1,104	24,475	14,898	5,816	2,261	34	1,222
Units redeemed	(680)	(2,775)	(21,403)	(8,368)	(5,552)	(11,958)	(6,494)	(23,708)

Ending units	17,907	18,587	38,799	35,727	32,950	32,686	8,807	15,267

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		Balanced	Target Equity/Income
	Subaccount		Subaccount		Subaccount	Subaccount
	2007	2006	2007	2006	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(267)	$(465)	$(141)	$(313)	$(289)	$1,034	$84
Reinvested capital gains	0	0	0	40	0	0	0
Realized gain (loss)	1,155	10,735	721	7,806	500	149	(326)
Unrealized gain (loss)	2,453	(5,937)	514	(6,992)	2,881	13,318	4,751

Net increase (decrease) in contract owners’ equity from operations	3,341	4,333	1,094	541	3,092	14,501	4,509

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	42,553	(41,378)	1,211	(37,326)	72,888	40,320	132,891
Transfers (to) and from fixed dollar contract	2,862	0	10,454	0	0	9,061	0
Withdrawals and surrenders	(11,015)	(20,026)	(2,397)	(10,280)	(35,780)	0	0
Surrender charges (note 2)	0	0	(8)	0	0	0	0
Annual contract charges (note 2)	(6)	0	(4)	(2)	(12)	(25)	(3)
Annuity and death benefit payments	(29)	0	0	0	0	0	0

Net equity transactions	34,365	(61,404)	9,256	(47,608)	37,096	49,356	132,888

Net change in contract owners’ equity	37,706	(57,071)	10,350	(47,067)	40,188	63,857	137,397
Contract owners’ equity:
Beginning of period	29,881	86,952	5,979	53,046	0	137,397	0

End of period	$67,587	$29,881	$16,329	$5,979	$40,188	$201,254	$137,397

Change in units:
Beginning units	2,102	7,057	512	5,241	0	12,532	0

Units purchased	3,131	1,362	1,083	860	6,221	4,264	13,156
Units redeemed	(760)	(6,317)	(305)	(5,589)	(3,055)	(2)	(624)

Ending units	4,473	2,102	1,290	512	3,166	16,794	12,532

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(722)	$3,994	$(480)	$1,971	$(15)	$584	$(429)	$1,405
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,730	207	146	87	3,949	28	141	90
Unrealized gain (loss)	(2,025)	9,963	1,948	7,002	(3,501)	2,443	1,194	6,213

Net increase (decrease) in contract owners’ equity from operations	(17)	14,164	1,614	9,060	433	3,055	906	7,708

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	(14,986)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(6,759)	0	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(14)	(14)	(8)	(7)	(4)	0	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(6,773)	(14)	(8)	(7)	(14,990)	0	(7)	(7)

Net change in contract owners’ equity	(6,790)	14,150	1,606	9,053	(14,557)	3,055	899	7,701
Contract owners’ equity:
Beginning of period	65,735	51,585	41,147	32,094	14,557	11,502	37,314	29,613

End of period	$58,945	$65,735	$42,753	$41,147	$0	$14,557	$38,213	$37,314

Change in units:
Beginning units	5,095	5,096	2,639	2,640	971	971	2,421	2,421

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(504)	(1)	0	(1)	(971)	0	(1)	0

Ending units	4,591	5,095	2,639	2,639	0	971	2,420	2,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(868)	$2,902	$(544)	$1,614	$(4)	$(20)	$(467)	$1,082
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	4,192	421	778	268	85	787	165	11,990
Unrealized gain (loss)	(1,509)	18,694	1,559	10,271	(51)	112	2,619	5,253

Net increase (decrease) in contract owners’ equity from operations	1,815	22,017	1,793	12,153	30	879	2,317	18,325

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	1,303	0	(1,303)	448	0	(49,765)
Transfers (to) and from fixed dollar contract	0	0	0	0	0		0	0
Withdrawals and surrenders	(8,241)	(354)	(1,417)	(596)	0	(403)	0	(477)
Surrender charges (note 2)	0	(21)	0	(35)	0	(24)	0	(28)
Annual contract charges (note 2)	(16)	(18)	(8)	(11)	(3)	(4)	(7)	(9)
Annuity and death benefit payments	0	0	0	0	0	0	0	(427)

Net equity transactions	(8,257)	(393)	(122)	(642)	(1,306)	17	(7)	(50,706)

Net change in contract owners’ equity	(6,442)	21,624	1,671	11,511	(1,276)	896	2,310	(32,381)
Contract owners’ equity:
Beginning of period	77,866	56,242	45,334	33,823	1,276	380	39,983	72,364

End of period	$71,424	$77,866	$47,005	$45,334	$0	$1,276	$42,293	$39,983

Change in units:
Beginning units	4,822	4,851	2,653	2,700	99	40	2,292	5,642

Units purchased	0	0	72	0	0	1,983	0	0
Units redeemed	(477)	(29)	(72)	(47)	(99)	(1,924)	0	(3,350)

Ending units	4,345	4,822	2,653	2,653	0	99	2,292	2,292

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,769)	$(4,075)	$(1,957)	$3,962	$13,635	$11,168
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(34,998)	(71,270)	(17,033)	(62,214)	41,360	17,737
Unrealized gain (loss)	134,110	141,242	69,665	147,676	36,118	68,739

Net increase (decrease) in contract owners’ equity from operations	96,343	65,897	50,675	89,424	91,113	97,644

Equity transactions:
Contract purchase payments (note 1)	6,175	11,301	500	607	870	3,370
Transfers (to) and from other subaccounts	47,509	(62,805)	44,236	(56,996)	42,302	(21,221)
Transfers (to) and from fixed dollar contract	0	(9,045)	11,506	0	4,824	(1,902)
Withdrawals and surrenders	(155,362)	(99,117)	(87,212)	(78,798)	(220,708)	(126,769)
Surrender charges (note 2)	(374)	(222)	(222)	(212)	(1,811)	(431)
Annual contract charges (note 2)	(262)	(361)	(233)	(274)	(626)	(742)
Annuity and death benefit payments	(3,161)	(6,125)	(6,617)	(6,830)	(17,436)	(15,822)

Net equity transactions	(105,475)	(166,374)	(38,042)	(142,503)	(192,585)	(163,517)

Net change in contract owners’ equity	(9,132)	(100,477)	12,633	(53,079)	(101,472)	(65,873)
Contract owners’ equity:
Beginning of period	684,023	784,500	585,716	638,795	1,037,069	1,102,942

End of period	$674,891	$684,023	$598,349	$585,716	$935,597	$1,037,069

Change in units:
Beginning units	83,624	105,537	59,311	75,553	77,563	90,117

Units purchased	13,703	1,472	7,541	70	6,562	6,817
Units redeemed	(24,819)	(23,385)	(10,745)	(16,312)	(20,062)	(19,371)

Ending units	72,508	83,624	56,107	59,311	64,063	77,563

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,053)	$(2,915)	$(2,514)	$(2,546)	$(1,798)	$(2,865)
Reinvested capital gains	27,021	31,675	45,984	41,497	0	0
Realized gain (loss)	22,619	4,981	7,865	1,060	37,156	25,026
Unrealized gain (loss)	(33,593)	(4,248)	(54,871)	(2,943)	(300)	13,996

Net increase (decrease) in contract owners’ equity from operations	14,994	29,493	(3,536)	37,068	35,058	36,157

Equity transactions:
Contract purchase payments (note 1)	204	816	0	0	233	855
Transfers (to) and from other subaccounts	(67,694)	(6,170)	(2,323)	0	(79,761)	(70,284)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(49,295)	(29,083)	(21,157)	0	(38,420)	(47,799)
Surrender charges (note 2)	(405)	(28)	(627)	0	(637)	(402)
Annual contract charges (note 2)	(88)	(153)	(23)	(32)	(89)	(165)
Annuity and death benefit payments	(644)	(626)	(948)	(947)	(2,470)	(7,520)

Net equity transactions	(117,922)	(35,244)	(25,078)	(979)	(121,144)	(125,315)

Net change in contract owners’ equity	(102,928)	(5,751)	(28,614)	36,089	(86,086)	(89,158)
Contract owners’ equity:
Beginning of period	283,021	288,772	289,647	253,558	238,469	327,627

End of period	$180,093	$283,021	$261,033	$289,647	$152,383	$238,469

Change in units:
Beginning units	18,432	20,893	15,997	16,055	26,819	41,791

Units purchased	13	57	0	0	26	103
Units redeemed	(7,316)	(2,518)	(1,356)	(58)	(12,684)	(15,075)

Ending units	11,129	18,432	14,641	15,997	14,161	26,819

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen
	Universal Institutional
	Funds — Class I		Goldman Sachs Variable Insurance Trust
	U.S. Real Estate		Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$801	$393	$3,928	$4,632	$(85)	$37	$(165)	$(243)
Reinvested capital gains	82,047	59,043	51,761	20,007	6,467	0	0	0
Realized gain (loss)	100,749	44,101	18,423	9,970	5,393	4,872	2,321	421
Unrealized gain (loss)	(328,671)	181,419	(71,621)	38,100	(13,520)	6,590	(268)	2,095

Net increase (decrease) in contract owners’ equity from operations	(145,074)	284,956	2,491	72,709	(1,745)	11,499	1,888	2,273

Equity transactions:
Contract purchase payments (note 1)	1,410	1,152	1,082	4,281	0	0	126	127
Transfers (to) and from other subaccounts	(419,954)	290,658	42,291	155,624	0	9,545	0	3,085
Transfers (to) and from fixed dollar contract	31,687	35,843	40,015	58,511	0	0	0	0
Withdrawals and surrenders	(66,726)	(114,460)	(76,711)	(29,455)	(17,612)	(23,601)	(9,691)	(1,596)
Surrender charges (note 2)	(247)	(625)	(430)	(462)	(3)	0	(787)	(101)
Annual contract charges (note 2)	(312)	(366)	(172)	(153)	(37)	(37)	(27)	(27)
Annuity and death benefit payments	(6,450)	(25,924)	(5,786)	(3,958)	(2,818)	(2,855)	(2,139)	(1,169)

Net equity transactions	(460,592)	186,278	289	184,388	(20,470)	(16,948)	(12,518)	319

Net change in contract owners’ equity	(605,666)	471,234	2,780	257,097	(22,215)	(5,449)	(10,630)	2,592
Contract owners’ equity:
Beginning of period	1,151,140	679,906	543,034	285,937	104,974	110,423	29,364	26,772

End of period	$545,474	$1,151,140	$545,814	$543,034	$82,759	$104,974	$18,734	$29,364

Change in units:
Beginning units	28,552	23,063	38,527	24,629	9,283	10,890	3,140	3,076

Units purchased	4,027	12,705	9,566	19,674	0	1,085	13	383
Units redeemed	(16,094)	(7,216)	(9,585)	(5,776)	(1,766)	(2,692)	(1,321)	(319)

Ending units	16,485	28,552	38,508	38,527	7,517	9,283	1,832	3,140

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

								Old Mutual Insurance
	Lazard Retirement Retirement Series, Inc.							Series Fund
					U.S. Strategic			Technology &
	Emerging Markets		Small Cap		Equity	International Equity		Communications
	Subaccount		Subaccount		Subaccount(b)	Subaccount		Subaccount
	2007	2006	2007	2006	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,370	$(5,088)	$(5,542)	$(6,614)	$(2)	$810	$6	$(83)	$(209)
Reinvested capital gains	177,603	52,694	203,568	47,274	0	9,444	802	0	0
Realized gain (loss)	85,572	143,974	15,750	57,881	143	2,401	566	115	(1,338)
Unrealized gain (loss)	27,451	1,008	(253,973)	(13,374)	0	(6,997)	2,693	1,944	1,309

Net increase (decrease) in contract owners’ equity from operations	292,996	192,588	(40,197)	85,167	141	5,658	4,067	1,976	(238)

Equity transactions:
Contract purchase payments (note 1)	1,211	1,187	8,249	4,780	0	300	0	60	400
Transfers (to) and from other subaccounts	226,885	15,049	(36,887)	(112,189)	(138)	46,746	22,632	(5,074)	(1,794)
Transfers (to) and from fixed dollar contract	48,812	32,894	11,374	(48,907)	0	0	0	(1,166)	0
Withdrawals and surrenders	(152,647)	(187,414)	(51,471)	(62,272)	0	(36,438)	0	(2,415)	(456)
Surrender charges (note 2)	(1,023)	(712)	(521)	(800)	0	(9)	0	0	(1)
Annual contract charges (note 2)	(415)	(356)	(326)	(336)	(3)	(6)	(10)	(9)	(37)
Annuity and death benefit payments	(29,800)	(29,124)	(2,374)	(4,674)	0	0	0	0	0

Net equity transactions	93,023	(168,476)	(71,956)	(224,398)	(141)	10,593	22,622	(8,604)	(1,888)

Net change in contract owners’ equity	386,019	24,112	(112,153)	(139,231)	0	16,251	26,689	(6,628)	(2,126)
Contract owners’ equity:
Beginning of period	875,095	850,983	575,084	714,315	0	33,532	6,843	12,649	14,775

End of period	$1,261,114	$875,095	$462,931	$575,084	$0	$49,783	$33,532	$6,021	$12,649

Change in units:
Beginning units	30,532	38,174	26,048	37,177	0	2,649	656	6,450	7,810

Units purchased	10,732	16,869	1,574	957	1,104	4,676	3,029	31	5,127
Units redeemed	(7,895)	(24,511)	(4,809)	(12,086)	(1,104)	(3,745)	(1,036)	(4,151)	(6,487)

Ending units	33,369	30,532	22,813	26,048	0	3,580	2,649	2,330	6,450

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(13,499)	$(20,046)	$(7,051)	$(209)	$(1,322)	$(2,000)	$1,008	$4,839
Reinvested capital gains	219,269	279,938	641,624	190,957	140	0	25,133	27,911
Realized gain (loss)	131,848	135,223	89,005	74,866	13,661	5,028	7,126	3,873
Unrealized gain (loss)	(22,041)	(159,817)	(346,232)	(55,464)	36,665	8,225	(32,576)	(4,794)

Net increase (decrease) in contract owners’ equity from operations	315,577	235,298	377,346	210,150	49,144	11,253	691	31,829

Equity transactions:
Contract purchase payments (note 1)	4,713	6,143	2,465	9,275	218	328	0	0
Transfers (to) and from other subaccounts	34,903	13,113	48,846	338,241	3,473	(72,364)	(6,784)	213,681
Transfers (to) and from fixed dollar contract	30,249	52,827	48,094	141,369	0	45,276	24,621	3,005
Withdrawals and surrenders	(292,892)	(179,516)	(230,478)	(178,004)	(47,164)	(48,846)	(38,111)	(38,436)
Surrender charges (note 2)	(964)	(501)	(829)	(1,352)	(4)	(33)	(3)	0
Annual contract charges (note 2)	(703)	(832)	(502)	(485)	(58)	(64)	(65)	(13)
Annuity and death benefit payments	(9,644)	(59,257)	(6,057)	(39,823)	(4,455)	(5,148)	(6,871)	(6,283)

Net equity transactions	(234,338)	(168,023)	(138,461)	269,221	(47,990)	(80,851)	(27,213)	171,954

Net change in contract owners’ equity	81,239	67,275	238,885	479,371	1,154	(69,598)	(26,522)	203,783
Contract owners’ equity:
Beginning of period	2,274,964	2,207,689	2,393,177	1,913,806	222,670	292,268	327,104	123,321

End of period	$2,356,203	$2,274,964	$2,632,062	$2,393,177	$223,824	$222,670	$300,582	$327,104

Change in units:
Beginning units	109,304	117,856	181,170	159,849	31,739	43,890	24,888	9,581

Units purchased	14,421	18,918	22,101	60,209	4,199	8,689	12,825	20,041
Units redeemed	(24,563)	(27,470)	(31,683)	(38,888)	(10,437)	(20,840)	(15,484)	(4,734)

Ending units	99,162	109,304	171,588	181,170	25,501	31,739	22,229	24,888

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(279)	$(446)	$(631)	$746	$5,634	$3,859	$(6,034)	$4,985
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,185)	(3,315)	(1,072)	(1,054)	7,836	4,503	103,039	16,379
Unrealized gain (loss)	8,777	9,963	12,262	18,931	24,186	26,299	151,506	162,817

Net increase (decrease) in contract owners’ equity from operations	7,313	6,202	10,559	18,623	37,656	34,661	248,511	184,181

Equity transactions:
Contract purchase payments (note 1)	797	792	14	9	5,296	5,571	125	1,039
Transfers (to) and from other subaccounts	(18,681)	(3,646)	(8,155)	18,067	2,487	27,000	92,376	459,356
Transfers (to) and from fixed dollar contract	2,814	0	0	0	1,425	0	47,470	53,220
Withdrawals and surrenders	(1,936)	(10,131)	(13,372)	(1,598)	(24,456)	(4,123)	(130,916)	(33,941)
Surrender charges (note 2)	0	(93)	0	(15)	(520)	(15)	(190)	(21)
Annual contract charges (note 2)	(70)	(70)	(74)	(80)	(233)	(245)	(275)	(143)
Annuity and death benefit payments	0	0	(229)	0	(1,624)	(20,855)	(3,732)	(33,034)

Net equity transactions	(17,076)	(13,148)	(21,816)	16,383	(17,625)	7,333	4,858	446,476

Net change in contract owners’ equity	(9,763)	(6,946)	(11,257)	35,006	20,031	41,994	253,369	630,657
Contract owners’ equity:
Beginning of period	62,435	69,381	131,959	96,953	413,654	371,660	823,687	193,030

End of period	$52,672	$62,435	$120,702	$131,959	$433,685	$413,654	$1,077,056	$823,687

Change in units:
Beginning units	9,394	11,468	18,954	16,241	34,630	34,021	27,188	9,243

Units purchased	536	549	2	3,157	1,542	2,748	10,708	22,832
Units redeemed	(2,935)	(2,623)	(2,920)	(444)	(2,919)	(2,139)	(9,822)	(4,887)

Ending units	6,995	9,394	16,036	18,954	33,253	34,630	28,074	27,188

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(299)	$(162)	$(22)	$(34)	$(473)	$(420)	$10,402	$11,413
Reinvested capital gains	1,451	269	0	0	1,759	1,047	18,392	28,527
Realized gain (loss)	3,467	1,523	480	9	1,931	659	15,480	39,713
Unrealized gain (loss)	(3,966)	356	(238)	213	796	(2,461)	(21,667)	(2,749)

Net increase (decrease) in contract owners’ equity from operations	653	1,986	220	188	4,013	(1,175)	22,607	76,904

Equity transactions:
Contract purchase payments (note 1)	126	127	0	0	0	500	151	265
Transfers (to) and from other subaccounts	657	(4,250)	(1,651)	0	0	10,731	(2,714)	(194,570)
Transfers (to) and from fixed dollar contract	0	0	0	0	454	0	34,785	(30,622)
Withdrawals and surrenders	(1,168)	(2,279)	0	0	(26,186)	0	(56,019)	(158,278)
Surrender charges (note 2)	0	(146)	0	0	(5)	0	(39)	(750)
Annual contract charges (note 2)	(24)	(24)	(5)	(9)	(11)	(6)	(182)	(195)
Annuity and death benefit payments	0	0	0	0	0	0	(13,122)	(36,153)

Net equity transactions	(409)	(6,572)	(1,656)	(9)	(25,748)	11,225	(37,140)	(420,303)

Net change in contract owners’ equity	244	(4,586)	(1,436)	179	(21,735)	10,050	(14,533)	(343,399)
Contract owners’ equity:
Beginning of period	15,748	20,334	3,251	3,072	44,365	34,315	740,734	1,084,133

End of period	$15,992	$15,748	$1,815	$3,251	$22,630	$44,365	$726,201	$740,734

Change in units:
Beginning units	1,254	1,807	297	298	4,531	3,535	54,274	87,802

Units purchased	3,594	11	0	0	46	3,170	5,713	3,088
Units redeemed	(3,589)	(564)	(146)	(1)	(2,448)	(2,174)	(8,216)	(36,616)

Ending units	1,259	1,254	151	297	2,129	4,531	51,771	54,274

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,122)	$(1,526)	$(587)	$(1,797)
Reinvested capital gains	4,022	4,276	27,281	11,043
Realized gain (loss)	22,673	4,250	25,328	20,645
Unrealized gain (loss)	(25,544)	12,940	(43,896)	33,434

Net increase (decrease) in contract owners’ equity from operations	29	19,940	8,126	63,325

Equity transactions:
Contract purchase payments (note 1)	0	0	460	435
Transfers (to) and from other subaccounts	(6,755)	3,721	94,283	(10,830)
Transfers (to) and from fixed dollar contract	0	22,375	26,216	(10,710)
Withdrawals and surrenders	(87,665)	(20,219)	(79,257)	(23,853)
Surrender charges (note 2)	(3)	(6)	(9)	(33)
Annual contract charges (note 2)	(9)	(13)	(124)	(116)
Annuity and death benefit payments	0	(3)	(10,363)	(3)

Net equity transactions	(94,432)	5,855	31,206	(45,110)

Net change in contract owners’ equity	(94,403)	25,795	39,332	18,215
Contract owners’ equity:
Beginning of period	164,093	138,298	496,307	478,092

End of period	$69,690	$164,093	$535,639	$496,307

Change in units:
Beginning units	9,603	9,203	23,594	26,283

Units purchased	289	1,601	8,738	3,629
Units redeemed	(5,527)	(1,201)	(6,795)	(6,318)

Ending units	4,365	9,603	25,537	23,594

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.
	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$24,478	$43,829	$49,645	$44,739	$1,178	$1,569	$(726)	$(733)
Reinvested capital gains	1,566	18,445	0	7,159	97	0	3,447	0
Realized gain (loss)	(6,337)	3,637	(1,037)	(6,254)	(1,174)	(526)	3,065	2,150
Unrealized gain (loss)	40,455	(57,076)	48,825	(8,616)	3,653	1,450	154	4,758

Net increase (decrease) in contract owners’ equity from operations	60,162	8,835	97,433	37,028	3,754	2,493	5,940	6,175

Equity transactions:
Contract purchase payments (note 1)	2,092	5,350	885	3,515	0	0	0	0
Transfers (to) and from other subaccounts	(16,181)	(761,549)	(494,926)	54,331	(22,980)	28,809	0	(627)
Transfers (to) and from fixed dollar contract	10,142	14,954	1,387	40,085	0	845	0	0
Withdrawals and surrenders	(65,577)	(168,283)	(60,339)	(123,919)	(12,115)	(11,728)	(8,119)	(5,507)
Surrender charges (note 2)	(173)	(85)	(348)	(14)	(14)	(15)	0	(6)
Annual contract charges (note 2)	(197)	(250)	(128)	(127)	(27)	(30)	(65)	(70)
Annuity and death benefit payments	(2,632)	(21,398)	(3,737)	(1,811)	(1,177)	0	(395)	(279)

Net equity transactions	(72,526)	(931,261)	(557,206)	(27,940)	(36,313)	17,881	(8,579)	(6,489)

Net change in contract owners’ equity	(12,364)	(922,426)	(459,773)	9,088	(32,559)	20,374	(2,639)	(314)
Contract owners’ equity:
Beginning of period	693,243	1,615,669	1,337,080	1,327,992	78,161	57,787	72,728	73,042

End of period	$680,879	$693,243	$877,307	$1,337,080	$45,602	$78,161	$70,089	$72,728

Change in units:
Beginning units	55,496	129,093	114,136	116,499	6,167	4,719	9,021	9,865

Units purchased	6,050	22,779	9,367	16,901	0	2,922	0	0
Units redeemed	(11,777)	(96,376)	(53,964)	(19,264)	(2,857)	(1,474)	(1,030)	(844)

Ending units	49,769	55,496	69,539	114,136	3,310	6,167	7,991	9,021

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	UBS Series Trust —						Dreyfus Variable Investment Fund —
	Class I		The Prudential Series Fund, Inc.				Service Shares
	U.S. Allocation		Jennison 20/20 Focus		Jennison		Appreciation
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$223	$268	$(1,284)	$(1,182)	$(168)	$(190)	$45	$111
Reinvested capital gains	0	0	11,914	8,526	0	0	0	0
Realized gain (loss)	34	14	7,978	(782)	586	2,125	33	1,477
Unrealized gain (loss)	(85)	1,669	(7,999)	1,809	1,090	(1,619)	856	1,373

Net increase (decrease) in contract owners’ equity from operations	172	1,951	10,609	8,371	1,508	316	934	2,961

Equity transactions:
Contract purchase payments (note 1)	0	0	180	250	0	0	0	0
Transfers (to) and from other subaccounts	0	0	29,077	(13,651)	(3,943)	(20,938)	0	5,779
Transfers (to) and from fixed dollar contract	0	0	1,101	4,428	0	0	0	0
Withdrawals and surrenders	0	0	(16,032)	(174)	(309)	(335)	0	(16,762)
Surrender charges (note 2)	0	0	(28)	0	0	0	0	0
Annual contract charges (note 2)	(9)	(9)	(72)	(47)	(3)	(1)	(7)	(5)
Annuity and death benefit payments	0	0	(375)	(74)	(350)	0	0	0

Net equity transactions	(9)	(9)	13,851	(9,268)	(4,605)	(21,274)	(7)	(10,988)

Net change in contract owners’ equity	163	1,942	24,460	(897)	(3,097)	(20,958)	927	(8,027)
Contract owners’ equity:
Beginning of period	21,889	19,947	104,109	105,006	17,516	38,474	16,338	24,365

End of period	$22,052	$21,889	$128,569	$104,109	$14,419	$17,516	$17,265	$16,338

Change in units:
Beginning units	1,431	1,431	5,468	6,186	1,176	2,586	1,135	1,941

Units purchased	0	0	4,378	6,443	0	431	0	439
Units redeemed	(1)	0	(3,654)	(7,161)	(301)	(1,841)	0	(1,245)

Ending units	1,430	1,431	6,192	5,468	875	1,176	1,135	1,135

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Royce Capital Fund				Van Kampen Universal Institutional Funds — Class II
					Core Plus
	Small-Cap		Micro-Cap		Fixed Income		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,208)	$(7,764)	$1,100	$(3,249)	$839	$416	$41	$(89)
Reinvested capital gains	38,931	38,055	34,228	24,352	0	86	5,701	2,082
Realized gain (loss)	24,128	32,497	31,155	17,350	(94)	(251)	3,579	1,076
Unrealized gain (loss)	(81,252)	43,156	(49,268)	30,701	148	(73)	(17,314)	9,371

Net increase (decrease) in contract owners’ equity from operations	(27,401)	105,944	17,215	69,154	893	178	(7,993)	12,440

Equity transactions:
Contract purchase payments (note 1)	4,863	2,271	325	298	0	0	0	0
Transfers (to) and from other subaccounts	148,082	28,324	(19,036)	143,671	14,199	(11,104)	(26,569)	29,902
Transfers (to) and from fixed dollar contract	11,862	53,286	33,337	21,681	0	0	0	0
Withdrawals and surrenders	(100,379)	(71,169)	(103,948)	(55,642)	0	(1,309)	0	(3,362)
Surrender charges (note 2)	(152)	(459)	(271)	(17)	0	(6)	0	(237)
Annual contract charges (note 2)	(347)	(350)	(169)	(150)	(3)	(5)	(12)	(9)
Annuity and death benefit payments	(7,548)	(24,027)	(974)	(944)	0	(10,275)	0	0

Net equity transactions	56,381	(12,124)	(90,736)	108,897	14,196	(22,699)	(26,581)	26,294

Net change in contract owners’ equity	28,980	93,820	(73,521)	178,051	15,089	(22,521)	(34,574)	38,734
Contract owners’ equity:
Beginning of period	837,261	743,441	473,160	295,109	13,673	36,194	68,697	29,963

End of period	$866,241	$837,261	$399,639	$473,160	$28,762	$13,673	$34,123	$68,697

Change in units:
Beginning units	39,380	40,008	21,562	16,125	1,091	2,961	2,526	1,504

Units purchased	9,934	12,787	3,848	11,198	1,508	0	0	1,191
Units redeemed	(7,238)	(13,415)	(7,704)	(5,761)	(404)	(1,870)	(989)	(169)

Ending units	42,076	39,380	17,706	21,562	2,195	1,091	1,537	2,526

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen
	Universal Institutional
	Funds — Class II		Franklin Templeton Variable Insurance Product Trust — Class 2
	International				Franklin Flex
	Growth	Equity	Franklin Income		Cap Growth	Templeton
	Equity	Growth	Securities		Securities	Foreign Securities
	Subaccount	Subaccount	Subaccount		Subaccount	Subaccount
	2007	2007	2007	2006	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(66)	$(18)	$13,435	$3,388	$(45)	$1,483	$93
Reinvested capital gains	538	0	3,483	700	0	7,317	0
Realized gain (loss)	(126)	731	7,094	665	3	1,965	240
Unrealized gain (loss)	980	(63)	(12,145)	28,204	604	11,502	11,122

Net increase (decrease) in contract owners’ equity from operations	1,326	650	11,867	32,957	562	22,267	11,455

Equity transactions:
Contract purchase payments (note 1)	90	0	181	0	0	0	0
Transfers (to) and from other subaccounts	24,627	21,036	185,238	371,203	5,734	57,599	86,731
Transfers (to) and from fixed dollar contract	0	0	69,128	26,254	0	8,312	27,877
Withdrawals and surrenders	0	(19,413)	(57,057)	(37,512)	0	(5,349)	(393)
Surrender charges (note 2)	0	0	(171)	(6)	0	(1)	0
Annual contract charges (note 2)	(20)	0	(107)	(57)	0	(53)	(4)
Annuity and death benefit payments	0	0	(2,104)	(1,754)	0	(6)	0

Net equity transactions	24,697	1,623	195,108	358,128	5,734	60,502	114,211

Net change in contract owners’ equity	26,023	2,273	206,975	391,085	6,296	82,769	125,666
Contract owners’ equity:
Beginning of period	0	0	393,090	2,005	0	125,666	0

End of period	$26,023	$2,273	$600,065	$393,090	$6,296	$208,435	$125,666

Change in units:
Beginning units	0	0	33,363	199	0	10,011	0

Units purchased	2,132	1,685	25,835	38,280	513	5,690	10,703
Units redeemed	(1)	(1,501)	(9,645)	(5,116)	0	(1,174)	(692)

Ending units	2,131	184	49,553	33,363	513	14,527	10,011

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
			Total		Fundamental	Capital and
	All Cap		Return		Value	Income
	Subaccount		Subaccount		Subaccount	Subaccount
	2007	2006	2007	2006	2007	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$0	$39	$61	$137	$23	$(2)
Reinvested capital gains	193	120	73	199	182	0
Realized gain (loss)	22	63	811	3	(1)	69
Unrealized gain (loss)	(23)	23	(599)	599	(385)	0

Net increase (decrease) in contract owners’ equity from operations	192	245	346	938	(181)	67

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,916)	3,482	(11,482)	10,198	3,916	(67)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	0	(3)	0	0	0	0
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	(3,916)	3,479	(11,482)	10,198	3,916	(67)

Net change in contract owners’ equity	(3,724)	3,724	(11,136)	11,136	3,735	0
Contract owners’ equity:
Beginning of period	3,724	0	11,136	0	0	0

End of period	$0	$3,724	$0	$11,136	$3,735	$0

Change in units:
Beginning units	312	0	976	0	0	0

Units purchased	0	978	0	976	312	976
Units redeemed	(312)	(666)	(976)	0	0	(976)

Ending units	0	312	0	976	312	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Neuberger Berman
	Advisers Management
	Trust — S Class
	AMT Regency		Total
	Subaccount		Subaccounts
	2007	2006(a)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(90)	$(1)	(301,641)	(192,463)
Reinvested capital gains	219	0	1,650,855	988,707
Realized gain (loss)	454	0	3,749,521	1,252,463
Unrealized gain (loss)	(695)	6	(728,170)	7,522,062

Net increase (decrease) in contract owners’ equity from operations	(112)	5	4,370,565	9,570,769

Equity transactions:
Contract purchase payments (note 1)	613	0	569,224	495,584
Transfers (to) and from other subaccounts	6,844	981	0	0
Transfers (to) and from fixed dollar contract	454	0	633,908	(35,020)
Withdrawals and surrenders	0	0	(15,625,206)	(12,369,867)
Surrender charges (note 2)	0	0	(38,610)	(35,446)
Annual contract charges (note 2)	(14)	0	(37,013)	(42,128)
Annuity and death benefit payments	(37)	0	(1,370,377)	(1,814,149)

Net equity transactions	7,860	981	(15,868,074)	(13,801,026)

Net change in contract owners’ equity	7,748	986	(11,497,509)	(4,230,257)
Contract owners’ equity:
Beginning of period	986	0	91,333,062	95,563,319

End of period	$8,734	$986	$79,835,553	$91,333,062

Change in units:
Beginning units	97	0	3,712,644	4,292,326

Units purchased	3,097	97	720,799	656,005
Units redeemed	(2,354)	0	(1,303,148)	(1,235,687)

Ending units	840	97	3,130,295	3,712,644

(a)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, Balanced, and Target Equity/Income

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Janus Aspen Series — Institutional Shares:  Large Cap Growth, Worldwide Growth, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

Old Mutual Insurance Series Fund:  Technology & Communications

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

UBS Series Trust — Class I:  U.S. Allocation

The Prudential Series Fund Inc.:  Jennison 20/20 Focus and Jennison

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Equity Growth

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Capital and Income

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

The underlying funds in which the subaccounts invests, other than the Dow Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $17.7 million and $14.6 million for the years ended December 31, 2007 and 2006, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable policies through the Account. The primary distribution for the policies is conducted by an affiliate, although other means of distribution may be utilized.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

The following tables illustrate product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination

Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	NA	No charge	$25

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15

	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number year to 0% in the of years from purchase
	No charge	No charge	6% in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

These basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus

Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	NA

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15

Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	5% of payments in the last eight years on amount surrendered	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the prospectus for the “Top Plus” product.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(4)	Fund Mergers & Replacements

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. The former All Cap Portfolio was merged into the Fundamental Value Portfolio, and the former Total Return Portfolio was merged into Capital and Income Portfolio.

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2007
Annual Payment Combination	6,799	$194.160055	$1,320,148	1.00%	–6.83%	0.04%
Flexible Payment Combination	623	$98.162538	$61,173	1.10%	–6.92%	0.04%
Top I	3,416	$85.190046	$291,045	1.10%	–6.92%	0.03%
Top Tradition	153,337	$71.882949	$11,022,227	1.10%	–6.92%	0.04%
Top Plus	132,927	$24.508128	$3,257,793	0.90%	–6.73%	0.04%

	297,102		$15,952,386

2006
Annual Payment Combination	7,605	$208.386199	$1,584,697	1.00%	5.61%	0.00%
Flexible Payment Combination	757	$105.459872	$79,852	1.10%	5.51%	0.00%
Top I	5,417	$91.523021	$495,757	1.10%	5.51%	0.00%
Top Tradition	189,547	$77.226674	$14,638,091	1.10%	5.51%	0.00%
Top Plus	157,428	$26.277610	$4,136,838	0.90%	5.72%	0.00%

	360,754		$20,935,235

2005
Annual Payment Combination	8,078	$197.310970	$1,593,905	1.00%	5.06%	0.00%
Flexible Payment Combination	749	$99.953545	$74,845	1.10%	4.95%	0.00%
Top I	6,088	$86.744364	$528,119	1.10%	4.95%	0.00%
Top Tradition	220,294	$73.194476	$16,124,295	1.10%	4.95%	0.00%
Top Plus	210,376	$24.856418	$5,229,190	0.90%	5.16%	0.00%

	445,585		$23,550,354

2004
Annual Payment Combination	8,746	$187.813735	$1,642,655	1.00%	11.32%	0.05%
Flexible Payment Combination	740	$95.236348	$70,478	1.10%	11.21%	0.04%
Top I	6,657	$82.650560	$550,183	1.10%	11.21%	0.04%
Top Tradition	262,643	$69.740136	$18,316,727	1.10%	11.21%	0.04%
Top Plus	262,302	$23.636618	$6,199,951	0.90%	11.43%	0.04%

	541,088		$26,779,994

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2003
Annual Payment Combination	8,900	$168.716233	$1,501,606	1.00%	42.92%	0.18%
Flexible Payment Combination	798	$85.637325	$68,359	1.10%	42.78%	0.18%
Top I	7,102	$74.320073	$527,779	1.10%	42.78%	0.18%
Top Tradition	295,374	$62.710914	$18,523,183	1.10%	42.78%	0.18%
Top Plus	297,330	$21.212109	$6,306,993	0.90%	43.06%	0.18%

	609,504		$26,927,920

Money Market Subaccount
2007
VIA	2,408	$34.167785	$82,269	1.30%	3.60%	4.96%
Top I	5,732	$25.909702	$148,505	1.30%	3.60%	4.97%
Top Tradition	96,753	$23.636322	$2,286,901	1.10%	3.81%	4.83%
Top Plus	24,824	$15.387239	$381,973	0.90%	4.01%	4.45%

	129,717		$2,899,648

2006
VIA	2,404	$32.980496	$79,271	1.30%	3.43%	4.61%
Top I	2,028	$25.009370	$50,718	1.30%	3.43%	4.59%
Top Tradition	38,685	$22.769733	$880,855	1.10%	3.63%	4.72%
Top Plus	33,797	$14.793588	$499,985	0.90%	3.84%	4.88%

	76,914		$1,510,829

2005
VIA	2,401	$31.887866	$76,554	1.30%	1.62%	2.94%
Top I	2,311	$24.180821	$55,887	1.30%	1.62%	2.90%
Top Tradition	40,430	$21.972068	$888,331	1.10%	1.82%	2.95%
Top Plus	10,082	$14.247177	$143,646	0.90%	2.02%	2.75%

	55,224		$1,164,418

2004
VIA	2,561	$31.379976	$80,362	1.30%	–0.29%	1.02%
Top I	3,246	$23.795684	$77,240	1.30%	–0.29%	1.03%
Top Tradition	46,172	$21.579558	$996,362	1.10%	–0.09%	0.99%
Top Plus	13,190	$13.965057	$184,210	0.90%	0.11%	0.86%

	65,169		$1,338,174

2003
VIA	2,739	$31.471062	$86,201	1.30%	–0.55%	0.74%
Top I	3,281	$23.864748	$78,309	1.30%	–0.55%	0.75%
Top Tradition	69,694	$21.599335	$1,505,353	1.10%	–0.36%	0.75%
Top Plus	59,329	$13.950124	$827,639	0.90%	–0.16%	0.75%

	135,043		$2,497,502

Bond Subaccount
2007
Top I	210	$45.140786	$9,487	1.10%	2.58%	0.00%
Top Tradition	60,913	$37.802955	$2,302,674	1.10%	2.58%	0.00%
Top Plus	29,903	$19.019555	$568,746	0.90%	2.79%	0.00%

	91,026		$2,880,907

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	214	$44.004316	$9,447	1.10%	3.31%	3.66%
Top Tradition	61,515	$36.851225	$2,266,890	1.10%	3.31%	4.03%
Top Plus	65,431	$18.503836	$1,210,718	0.90%	3.51%	4.54%

	127,160		$3,487,055

2005
Top I	220	$42.595323	$9,351	1.10%	–0.67%	3.62%
Top Tradition	57,202	$35.671271	$2,040,484	1.10%	–0.67%	3.58%
Top Plus	49,472	$17.875999	$884,366	0.90%	–0.48%	3.26%

	106,894		$2,934,201

2004
Top I	222	$42.883430	$9,537	1.10%	4.73%	0.00%
Top Tradition	62,858	$35.912547	$2,257,383	1.10%	4.73%	0.00%
Top Plus	61,712	$17.961382	$1,108,431	0.90%	4.94%	0.00%

	124,792		$3,375,351

2003
Top I	225	$40.945593	$9,228	1.10%	9.26%	4.72%
Top Tradition	82,203	$34.289720	$2,818,702	1.10%	9.26%	5.54%
Top Plus	77,170	$17.115732	$1,320,820	0.90%	9.48%	5.59%

	159,598		$4,148,750

Omni Subaccount
2007
Top I	8,503	$41.965886	$356,837	1.10%	5.82%	1.48%
Top Tradition	97,840	$41.701416	$4,080,050	1.10%	5.82%	1.61%
Top Plus	66,099	$17.805339	$1,176,913	0.90%	6.03%	1.54%

	172,442		$5,613,800

2006
Top I	12,506	$39.658403	$495,980	1.10%	12.09%	1.23%
Top Tradition	126,702	$39.408472	$4,993,124	1.10%	12.09%	1.12%
Top Plus	83,447	$16.792834	$1,401,304	0.90%	12.31%	1.15%

	222,655		$6,890,408

2005
Top I	15,726	$35.381987	$556,407	1.10%	8.30%	1.30%
Top Tradition	176,533	$35.159013	$6,206,739	1.10%	8.30%	1.20%
Top Plus	109,056	$14.952467	$1,630,656	0.90%	8.51%	1.20%

	301,315		$8,393,802

2004
Top I	15,919	$32.671066	$520,077	1.10%	5.95%	1.39%
Top Tradition	214,582	$32.465180	$6,966,441	1.10%	5.95%	1.33%
Top Plus	136,972	$13.779581	$1,887,420	0.90%	6.16%	1.31%

	367,473		$9,373,938

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2003
Top I	16,325	$30.836972	$503,405	1.10%	24.83%	1.77%
Top Tradition	247,514	$30.642638	$7,584,483	1.10%	24.83%	1.76%
Top Plus	164,162	$12.980233	$2,130,865	0.90%	25.07%	1.76%

	428,001		$10,218,753

International Subaccount
2007
Top I	1,612	$24.372668	$39,288	1.10%	8.25%	0.00%
Top Tradition	172,431	$24.372668	$4,202,616	1.10%	8.25%	0.00%
Top Plus	81,678	$21.886604	$1,787,646	0.90%	8.46%	0.00%

	255,721		$6,029,550

2006
Top I	3,296	$22.515622	$74,228	1.10%	17.93%	0.15%
Top Tradition	212,159	$22.515622	$4,776,885	1.10%	17.93%	0.14%
Top Plus	88,355	$20.178725	$1,782,888	0.90%	18.17%	0.13%

	303,810		$6,634,001

2005
Top I	3,487	$19.091962	$66,565	1.10%	8.21%	0.04%
Top Tradition	255,683	$19.091962	$4,881,484	1.10%	8.21%	0.04%
Top Plus	117,757	$17.076646	$2,010,903	0.90%	8.42%	0.04%

	376,927		$6,958,952

2004
Top I	4,193	$17.643397	$73,981	1.10%	11.74%	0.00%
Top Tradition	292,781	$17.643397	$5,165,651	1.10%	11.74%	0.00%
Top Plus	149,308	$15.749854	$2,351,581	0.90%	11.96%	0.00%

	446,282		$7,591,213

2003
Top I	4,425	$15.789447	$69,875	1.10%	31.15%	0.46%
Top Tradition	383,253	$15.789447	$6,051,352	1.10%	31.15%	0.46%
Top Plus	182,547	$14.066942	$2,567,874	0.90%	31.41%	0.44%

	570,225		$8,689,101

Capital Appreciation Subaccount
2007
Top I	91	$32.494643	$2,967	1.10%	2.69%	0.34%
Top Tradition	104,031	$32.494643	$3,380,428	1.10%	2.69%	0.39%
Top Plus	86,843	$36.952052	$3,209,039	0.90%	2.89%	0.43%

	190,965		$6,592,434

2006
Top I	256	$31.644144	$8,109	1.10%	15.11%	0.27%
Top Tradition	128,979	$31.644144	$4,081,419	1.10%	15.11%	0.43%
Top Plus	99,131	$35.913264	$3,560,110	0.90%	15.34%	0.45%

	228,366		$7,649,638

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	506	$27.490513	$13,923	1.10%	4.12%	0.50%
Top Tradition	152,120	$27.490513	$4,181,853	1.10%	4.12%	0.50%
Top Plus	112,055	$31.137683	$3,489,116	0.90%	4.33%	0.51%

	264,681		$7,684,892

2004
Top I	659	$26.401629	$17,386	1.10%	11.27%	0.37%
Top Tradition	188,749	$26.401629	$4,983,269	1.10%	11.27%	0.36%
Top Plus	132,036	$29.845326	$3,940,692	0.90%	11.49%	0.36%

	321,444		$8,941,347

2003
Top I	796	$23.726799	$18,883	1.10%	30.10%	0.26%
Top Tradition	233,847	$23.726799	$5,548,448	1.10%	30.10%	0.25%
Top Plus	149,708	$26.768431	$4,007,446	0.90%	30.35%	0.25%

	384,351		$9,574,777

Millennium Subaccount
2007
Top I	463	$31.420615	$14,547	1.10%	24.65%	0.00%
Top Tradition	61,399	$31.420615	$1,929,189	1.10%	24.65%	0.00%
Top Plus	34,007	$41.902415	$1,424,970	0.90%	24.90%	0.00%

	95,869		$3,368,706

2006
Top I	1,192	$25.207116	$30,049	1.10%	6.21%	0.00%
Top Tradition	96,206	$25.207116	$2,425,079	1.10%	6.21%	0.00%
Top Plus	46,518	$33.549246	$1,560,642	0.90%	6.42%	0.00%

	143,916		$4,015,770

2005
Top I	1,578	$23.732936	$37,457	1.10%	–1.08%	0.00%
Top Tradition	117,776	$23.732936	$2,795,178	1.10%	–1.08%	0.00%
Top Plus	68,303	$31.524814	$2,153,209	0.90%	–0.89%	0.00%

	187,657		$4,985,844

2004
Top I	1,670	$23.993241	$40,071	1.10%	9.72%	0.00%
Top Tradition	147,640	$23.993241	$3,542,358	1.10%	9.72%	0.00%
Top Plus	92,156	$31.807684	$2,931,272	0.90%	9.94%	0.00%

	241,466		$6,513,701

2003
Top I	1,688	$21.867330	$36,907	1.10%	36.17%	0.00%
Top Tradition	173,031	$21.867330	$3,783,736	1.10%	36.17%	0.00%
Top Plus	120,254	$28.931906	$3,479,182	0.90%	36.44%	0.00%

	294,973		$7,299,825

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small Co. Subaccount
2007
Top I	158	$35.819984	$5,661	1.10%	16.19%	0.00%
Top Tradition	47,679	$35.819984	$1,707,871	1.10%	16.19%	0.00%
Top Plus	33,946	$39.183506	$1,330,118	0.90%	16.42%	0.00%

	81,783		$3,043,650

2006
Top I	158	$30.828184	$4,881	1.10%	24.98%	0.10%
Top Tradition	58,981	$30.828184	$1,818,264	1.10%	24.98%	0.12%
Top Plus	57,485	$33.655867	$1,934,704	0.90%	25.22%	0.12%

	116,624		$3,757,849

2005
Top I	181	$24.667115	$4,464	1.10%	27.60%	2.28%
Top Tradition	68,292	$24.667115	$1,684,579	1.10%	27.60%	0.49%
Top Plus	62,157	$26.876546	$1,670,559	0.90%	27.85%	0.48%

	130,630		$3,359,602

2004
Top I	22	$19.332118	$433	1.10%	19.55%	1.08%
Top Tradition	67,429	$19.332118	$1,303,551	1.10%	19.55%	0.93%
Top Plus	66,705	$21.022163	$1,402,278	0.90%	19.79%	0.97%

	134,156		$2,706,262

2003
Top I	22	$16.170236	$363	1.10%	52.24%	0.22%
Top Tradition	86,116	$16.170236	$1,392,519	1.10%	52.24%	0.22%
Top Plus	80,751	$17.549014	$1,417,098	0.90%	52.54%	0.22%

	166,889		$2,809,980

Aggressive Growth Subaccount
2007
Top Tradition	44,656	$9.455742	$422,257	1.10%	28.14%	0.00%
Top Plus	11,696	$11.630056	$136,021	0.90%	28.39%	0.00%

	56,352		$558,278

2006
Top Tradition	36,306	$7.379507	$267,923	1.10%	4.63%	0.00%
Top Plus	37,292	$9.058347	$337,800	0.90%	4.84%	0.00%

	73,598		$605,723

2005
Top Tradition	40,432	$7.052988	$285,165	1.10%	12.05%	0.02%
Top Plus	43,493	$8.640452	$375,797	0.90%	12.27%	0.02%

	83,925		$660,962

2004
Top Tradition	55,633	$6.294415	$350,174	1.10%	7.77%	0.00%
Top Plus	47,625	$7.695920	$366,518	0.90%	7.98%	0.00%

	103,258		$716,692

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2003
Top Tradition	71,645	$5.840646	$418,457	1.10%	30.06%	0.00%
Top Plus	59,982	$7.126951	$427,487	0.90%	30.32%	0.00%

	131,627		$845,944

Small Cap Growth Subaccount
2007
Top I	469	$11.452285	$5,376	1.10%	13.37%	0.00%
Top Tradition	47,442	$16.961958	$804,696	1.10%	13.37%	0.00%
Top Plus	8,761	$17.335515	$151,883	0.90%	13.60%	0.00%

	56,672		$961,955

2006
Top I	612	$10.101594	$6,181	1.10%	24.24%	0.00%
Top Tradition	53,971	$14.961463	$807,486	1.10%	24.24%	0.00%
Top Plus	13,864	$15.260526	$211,565	0.90%	24.49%	0.00%

	68,447		$1,025,232

2005
Top I	1,438	$8.130715	$11,695	1.10%	5.32%	0.00%
Top Tradition	57,878	$12.042400	$696,988	1.10%	5.32%	0.00%
Top Plus	19,743	$12.258855	$242,020	0.90%	5.53%	0.00%

	79,059		$950,703

2004
Top I	1,440	$7.719698	$11,115	1.10%	10.23%	0.00%
Top Tradition	72,248	$11.433639	$826,055	1.10%	10.23%	0.00%
Top Plus	25,400	$11.616196	$295,060	0.90%	10.45%	0.00%

	99,088		$1,132,230

2003
Top I	614	$7.003370	$4,296	1.10%	43.77%	0.00%
Top Tradition	83,787	$10.372684	$869,100	1.10%	43.77%	0.00%
Top Plus	40,962	$10.517403	$430,817	0.90%	44.05%	0.00%

	125,363		$1,304,213

Mid Cap Opportunity Subaccount
2007
Top I	104	$16.944136	$1,770	1.10%	16.57%	0.00%
Top Tradition	97,322	$29.497354	$2,870,730	1.10%	16.57%	0.00%
Top Plus	45,169	$30.146544	$1,361,678	0.90%	16.81%	0.00%

	142,595		$4,234,178

2006
Top I	1,799	$14.535150	$26,141	1.10%	8.46%	0.00%
Top Tradition	129,429	$25.303644	$3,275,020	1.10%	8.46%	0.00%
Top Plus	77,744	$25.809088	$2,006,510	0.90%	8.67%	0.00%

	208,972		$5,307,671

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2005
Top I	1,795	$13.401489	$24,065	1.10%	8.79%	0.00%
Top Tradition	163,347	$23.330098	$3,810,898	1.10%	8.79%	0.00%
Top Plus	95,999	$23.749133	$2,279,886	0.90%	9.00%	0.00%

	261,141		$6,114,849

2004
Top I	1,799	$12.318904	$22,159	1.10%	12.32%	0.00%
Top Tradition	211,731	$21.445455	$4,540,664	1.10%	12.32%	0.00%
Top Plus	134,054	$21.787570	$2,920,720	0.90%	12.54%	0.00%

	347,584		$7,483,543

2003
Top I	1,817	$10.967734	$19,929	1.10%	44.75%	0.04%
Top Tradition	243,025	$19.093264	$4,640,145	1.10%	44.75%	0.04%
Top Plus	178,954	$19.359387	$3,464,434	0.90%	45.04%	0.04%

	423,796		$8,124,508

S&P 500 Index Subaccount
2007
Top I	3,903	$10.987989	$42,881	1.10%	3.91%	1.19%
Top Tradition	187,211	$20.624102	$3,861,074	1.10%	3.91%	1.22%
Top Plus	106,903	$21.077909	$2,253,287	0.90%	4.12%	1.27%

	298,017		$6,157,242

2006
Top I	4,770	$10.574254	$50,439	1.10%	14.05%	1.09%
Top Tradition	220,650	$19.847544	$4,379,355	1.10%	14.05%	1.06%
Top Plus	156,508	$20.243886	$3,168,331	0.90%	14.27%	0.99%

	381,928		$7,598,125

2005
Top I	5,641	$9.271844	$52,300	1.10%	3.33%	1.03%
Top Tradition	258,743	$17.402963	$4,502,900	1.10%	3.33%	0.98%
Top Plus	209,039	$17.715460	$3,703,228	0.90%	3.54%	0.97%

	473,423		$8,258,428

2004
Top I	6,239	$8.972855	$55,985	1.10%	9.10%	1.07%
Top Tradition	310,573	$16.841761	$5,230,593	1.10%	9.10%	1.12%
Top Plus	244,616	$17.110362	$4,185,460	0.90%	9.32%	1.09%

	561,428		$9,472,038

2003
Top I	7,097	$8.224458	$58,368	1.10%	26.45%	1.22%
Top Tradition	341,395	$15.437040	$5,270,130	1.10%	26.45%	1.18%
Top Plus	264,354	$15.652148	$4,137,701	0.90%	26.70%	1.20%

	612,846		$9,466,199

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount
2007
Top I	1,047	$11.420393	$11,962	1.10%	–9.73%	1.12%
Top Tradition	10,540	$11.420393	$120,369	1.10%	–9.73%	1.12%
Top Plus	6,320	$11.606647	$73,353	0.90%	–9.55%	1.05%

	17,907		$205,684

2006
Top I	1,048	$12.651963	$13,255	1.10%	15.09%	0.98%
Top Tradition	10,634	$12.651963	$134,538	1.10%	15.09%	0.97%
Top Plus	6,905	$12.832713	$88,616	0.90%	15.31%	0.94%

	18,587		$236,409

2005
Top I	1,048	$10.993372	$11,520	1.10%	3.60%	0.99%
Top Tradition	11,112	$10.993372	$122,165	1.10%	3.60%	0.90%
Top Plus	8,098	$11.128423	$90,113	0.90%	3.80%	0.88%

	20,258		$223,798

2004
Top I	1,048	$10.611435	$11,123	1.10%	8.41%	1.37%
Top Tradition	14,125	$10.611435	$149,889	1.10%	8.41%	1.33%
Top Plus	9,326	$10.720596	$99,974	0.90%	8.62%	1.41%

	24,499		$260,986

2003
Top I	1,049	$9.788494	$10,263	1.10%	25.21%	1.35%
Top Tradition	17,600	$9.788494	$172,281	1.10%	25.21%	1.22%
Top Plus	8,008	$9.869589	$79,039	0.90%	25.45%	1.46%

	26,657		$261,583

High Income Bond Subaccount
2007
Top I	165	$15.140610	$2,495	1.10%	2.40%	0.00%
Top Tradition	16,440	$15.140610	$248,919	1.10%	2.40%	0.00%
Top Plus	22,194	$15.387450	$341,512	0.90%	2.60%	0.00%

	38,799		$592,926

2006
Top I	161	$14.786200	$2,370	1.10%	8.93%	0.00%
Top Tradition	17,979	$14.786200	$265,848	1.10%	8.93%	0.00%
Top Plus	17,587	$14.997356	$263,764	0.90%	9.15%	0.00%

	35,727		$531,982

2005
Top I	155	$13.573436	$2,110	1.10%	1.87%	4.68%
Top Tradition	15,778	$13.573436	$214,166	1.10%	1.87%	5.06%
Top Plus	13,264	$13.740101	$182,243	0.90%	2.08%	5.00%

	29,197		$398,519

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2004
Top I	160	$13.323676	$2,137	1.10%	9.46%	0.29%
Top Tradition	13,543	$13.323676	$180,439	1.10%	9.46%	0.32%
Top Plus	12,628	$13.460648	$169,977	0.90%	9.68%	0.32%

	26,331		$352,553

2003
Top I	190	$12.171803	$2,310	1.10%	21.45%	7.59%
Top Tradition	15,768	$12.171803	$191,919	1.10%	21.45%	7.55%
Top Plus	12,579	$12.272560	$154,382	0.90%	21.69%	7.70%

	28,537		$348,611

Capital Growth Subaccount
2007
Top Tradition	28,597	$10.948037	$313,078	1.10%	10.01%	0.00%
Top Plus	4,353	$11.126720	$48,438	0.90%	10.23%	0.00%

	32,950		$361,516

2006
Top Tradition	29,726	$9.951443	$295,819	1.10%	18.82%	0.00%
Top Plus	2,960	$10.093727	$29,876	0.90%	19.06%	0.00%

	32,686		$325,695

2005
Top Tradition	34,954	$8.375158	$292,746	1.10%	1.50%	0.00%
Top Plus	7,429	$8.478128	$62,982	0.90%	1.71%	0.00%

	42,383		$355,728

2004
Top Tradition	43,079	$8.251025	$355,446	1.10%	18.40%	0.00%
Top Plus	11,661	$8.335993	$97,203	0.90%	18.64%	0.00%

	54,740		$452,649

2003
Top Tradition	42,681	$6.968653	$297,431	1.10%	38.58%	0.00%
Top Plus	16,087	$7.026460	$113,036	0.90%	38.85%	0.00%

	58,768		$410,467

Nasdaq-100 Index Subaccount
2007
Top Tradition	6,995	$4.928080	$34,471	1.10%	17.29%	0.00%
Top Plus	1,812	$5.003612	$9,066	0.90%	17.52%	0.00%

	8,807		$43,537

2006
Top Tradition	13,020	$4.201735	$54,711	1.10%	5.45%	0.00%
Top Plus	2,247	$4.257637	$9,565	0.90%	5.65%	0.00%

	15,267		$64,276

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top Tradition	28,135	$3.984706	$112,109	1.10%	0.33%	0.00%
Top Plus	9,618	$4.029756	$38,760	0.90%	0.53%	0.00%

	37,753		$150,869

2004
Top Tradition	49,855	$3.971406	$197,995	1.10%	8.80%	0.00%
Top Plus	20,940	$4.008381	$83,933	0.90%	9.02%	0.00%

	70,795		$281,928

2003
Top Tradition	45,176	$3.650175	$164,901	1.10%	46.26%	0.00%
Top Plus	23,035	$3.676860	$84,695	0.90%	46.54%	0.00%

	68,211		$249,596

Bristol Subaccount
2007
Top Tradition	1,902	$15.013012	$28,558	1.10%	6.57%	0.62%
Top Plus	2,571	$15.182553	$39,029	0.90%	6.79%	0.52%

	4,473		$67,587

2006
Top Plus	2,102	$14.217544	$29,881	0.90%	15.38%	0.15%
2005
Top Plus	7,057	$12.321848	$86,952	0.90%	11.03%	0.00%
2004
Top Plus	7,224	$11.097582	$80,165	0.90%	7.65%	1.01%
2003
Top Tradition	518	$10.274749	$5,322	1.10%	31.02%	2.07%
Top Plus	7,068	$10.308725	$72,860	0.90%	31.28%	0.64%

	7,586		$78,182

Bryton Growth Subaccount
2007
Top Tradition	869	$12.613740	$10,960	1.10%	8.69%	0.00%
Top Plus	421	$12.756208	$5,369	0.90%	8.91%	0.00%

	1,290		$16,329

2006
Top Tradition	197	$11.605216	$2,292	1.10%	15.47%	0.00%
Top Plus	315	$11.712928	$3,687	0.90%	15.70%	0.00%

	512		$5,979

2005
Top Tradition	198	$10.050205	$1,987	1.10%	3.17%	0.01%
Top Plus	5,043	$10.123465	$51,059	0.90%	3.38%	0.02%

	5,241		$53,046

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2004
Top Tradition	314	$9.741115	$3,054	1.10%	6.33%	0.00%
Top Plus	5,576	$9.792756	$54,605	0.90%	6.54%	0.00%

	5,890		$57,659

2003
Top Tradition	1,867	$9.161204	$17,109	1.10%	34.14%	0.00%
Top Plus	6,688	$9.191509	$61,472	0.90%	34.40%	0.00%

	8,555		$78,581

Balanced Subaccount
2007
Top I	1,577	$12.670021	$19,981	1.10%	11.07%	0.00%
Top Tradition	268	$12.670021	$3,398	1.10%	11.07%	0.00%
Top Plus	1,321	$12.724386	$16,809	0.90%	11.29%	0.00%

	3,166		$40,188

Target Equity/Income Subaccount
2007
Top Tradition	4,767	$11.946722	$56,957	1.10%	9.21%	2.47%
Top Plus	12,027	$11.998011	$144,297	0.90%	9.43%	1.34%

	16,794		$201,254

2006
Top Tradition	505	$10.939213	$5,532	1.10%	8.18%	1.70%
Top Plus	12,027	$10.964309	$131,865	0.90%	8.39%	0.98%

	12,532		$137,397

Dow Target 10 Portfolios:
First Quarter Subaccount
2007
Top Tradition	4,591	$12.838748	$58,945	1.10%	–0.49%	0.00%
2006
Top Tradition	5,095	$12.902603	$65,735	1.10%	27.46%	7.97%
2005
Top Tradition	5,096	$10.122592	$51,585	1.10%	–7.24%	0.00%
2004
Top Tradition	5,097	$10.913089	$55,629	1.10%	2.09%	0.00%
2003
Top Tradition	5,099	$10.689982	$54,507	1.10%	23.88%	3.11%
Second Quarter Subaccount
2007
Top Tradition	2,639	$16.200928	$42,753	1.10%	3.92%	0.00%
2006
Top Tradition	2,639	$15.589464	$41,147	1.10%	28.23%	6.51%
2005
Top Tradition	2,640	$12.157413	$32,094	1.10%	–3.67%	0.00%
2004
Top Tradition	2,641	$12.620548	$33,325	1.10%	0.82%	0.00%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount (continued)
2003
Top Tradition	2,641	$12.518333	$33,063	1.10%	26.97%	3.55%
Third Quarter Subaccount
2006
Top Tradition	971	$14.997044	$14,557	1.10%	26.57%	5.62%
2005
Top Tradition	971	$11.849075	$11,502	1.10%	–6.45%	0.00%
2004
Top Tradition	971	$12.665868	$12,299	1.10%	2.21%	0.00%
2003
Top Tradition	971	$12.391628	$12,037	1.10%	23.11%	3.34%
Fourth Quarter Subaccount
2007
Top Tradition	2,420	$15.787942	$38,213	1.10%	2.43%	0.00%
2006
Top Tradition	2,421	$15.413865	$37,314	1.10%	26.03%	5.35%
2005
Top Tradition	2,421	$12.230451	$29,613	1.10%	–5.54%	0.00%
2004
Top Tradition	4,162	$12.947669	$53,885	1.10%	0.04%	0.00%
2003
Top Tradition	4,165	$12.943122	$53,905	1.10%	22.47%	2.90%
Dow Target 5 Portfolios:
First Quarter Subaccount
2007
Top Tradition	4,345	$16.438149	$71,424	1.10%	1.79%	0.00%
2006
Top Tradition	4,822	$16.149554	$77,866	1.10%	39.31%	5.33%
2005
Top Tradition	4,851	$11.592905	$56,242	1.10%	–3.26%	0.00%
2004
Top Tradition	4,853	$11.983597	$58,155	1.10%	9.48%	0.00%
2003
Top Tradition	4,983	$10.945819	$54,543	1.10%	18.25%	2.53%
Second Quarter Subaccount
2007
Top Tradition	2,653	$17.717956	$47,005	1.10%	3.70%	0.00%
2006
Top Tradition	2,653	$17.085151	$45,334	1.10%	36.37%	5.13%
2005
Top Tradition	2,700	$12.528382	$33,823	1.10%	–4.15%	0.00%
2004
Top Tradition	2,701	$13.070210	$35,297	1.10%	9.75%	0.00%
2003
Top Tradition	2,701	$11.908693	$32,169	1.10%	21.91%	2.99%
Third Quarter Subaccount
2006
Top Plus	99	$12.873278	$1,276	0.90%	35.16%	0.66%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount (continued)
2005
Top Tradition	40	$9.421328	$380	1.10%	–20.06%	0.00%
2004
Top Tradition	40	$11.785236	$477	1.10%	6.69%	0.00%
2003
Top Tradition	41	$11.046269	$448	1.10%	13.64%	3.04%
Fourth Quarter Subaccount
2007
Top Tradition	2,292	$18.455819	$42,293	1.10%	5.79%	0.00%
2006
Top Tradition	2,292	$17.444918	$39,983	1.10%	36.83%	4.77%
2005
Top Tradition	2,360	$12.749342	$30,083	1.10%	–13.45%	0.00%
Top Plus	3,282	$12.882396	$42,281	0.90%	–13.28%	0.00%

	5,642		$72,364

2004
Top Tradition	2,363	$14.730567	$34,802	1.10%	5.40%	0.00%
Top Plus	3,282	$14.854913	$48,755	0.90%	5.60%	0.00%

	5,645		$83,557

2003
Top Tradition	2,365	$13.976503	$33,059	1.10%	18.25%	2.67%
Top Plus	3,761	$14.066554	$52,900	0.90%	18.48%	2.68%

	6,126		$85,959

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2007
Top I	1,038	$9.290215	$9,647	1.10%	13.83%	0.72%
Top Tradition	63,055	$9.290215	$585,792	1.10%	13.83%	0.71%
Top Plus	8,415	$9.441813	$79,452	0.90%	14.06%	0.67%

	72,508		$674,891

2006
Top I	1,150	$8.161292	$9,382	1.10%	10.17%	0.49%
Top Tradition	69,256	$8.161292	$565,222	1.10%	10.17%	0.49%
Top Plus	13,218	$8.277956	$109,419	0.90%	10.39%	0.45%

	83,624		$684,023

2005
Top I	1,201	$7.407944	$8,900	1.10%	3.16%	0.34%
Top Tradition	74,835	$7.407944	$554,372	1.10%	3.16%	0.33%
Top Plus	29,501	$7.498999	$221,228	0.90%	3.36%	0.33%

	105,537		$784,500

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2004
Top I	1,366	$7.181339	$9,806	1.10%	3.38%	0.14%
Top Tradition	98,679	$7.181339	$708,644	1.10%	3.38%	0.15%
Top Plus	40,418	$7.255263	$293,251	0.90%	3.58%	0.13%

	140,463		$1,011,701

2003
Top I	1,601	$6.946735	$11,121	1.10%	30.30%	0.10%
Top Tradition	110,989	$6.946735	$771,013	1.10%	30.30%	0.09%
Top Plus	57,339	$7.004322	$401,621	0.90%	30.56%	0.10%

	169,929		$1,183,755

Worldwide Growth Subaccount
2007
Top I	220	$10.522468	$2,311	1.10%	8.43%	0.65%
Top Tradition	42,556	$10.522468	$447,799	1.10%	8.43%	0.75%
Top Plus	13,331	$10.694060	$142,564	0.90%	8.64%	0.72%

	56,107		$592,674

2006
Top I	1,729	$9.704556	$16,773	1.10%	16.92%	1.79%
Top Tradition	43,115	$9.704556	$418,415	1.10%	16.92%	1.74%
Top Plus	14,467	$9.843191	$142,404	0.90%	17.15%	1.67%

	59,311		$577,592

2005
Top I	1,729	$8.300095	$14,352	1.10%	4.72%	1.41%
Top Tradition	52,441	$8.300095	$435,267	1.10%	4.72%	1.36%
Top Plus	21,383	$8.402063	$179,657	0.90%	4.92%	1.36%

	75,553		$629,276

2004
Top I	1,730	$7.926252	$13,713	1.10%	3.64%	0.96%
Top Tradition	72,089	$7.926252	$571,398	1.10%	3.64%	0.98%
Top Plus	32,135	$8.007801	$257,325	0.90%	3.84%	0.92%

	105,954		$842,436

2003
Top I	2,103	$7.648142	$16,082	1.10%	22.64%	1.12%
Top Tradition	85,316	$7.648142	$652,511	1.10%	22.64%	1.05%
Top Plus	52,538	$7.711505	$405,147	0.90%	22.89%	1.10%

	139,957		$1,073,740

Balanced Subaccount
2007
Top I	1,274	$14.397113	$18,340	1.10%	9.33%	0.97%
Top Tradition	46,631	$14.397113	$671,363	1.10%	9.33%	2.48%
Top Plus	16,158	$14.631886	$236,416	0.90%	9.54%	2.64%

	64,063		$926,119

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2006
Top I	7,474	$13.168911	$98,418	1.10%	9.52%	2.18%
Top Tradition	57,926	$13.168911	$762,829	1.10%	9.52%	2.10%
Top Plus	12,163	$13.357027	$162,460	0.90%	9.73%	2.00%

	77,563		$1,023,707

2005
Top I	7,472	$12.024522	$89,843	1.10%	6.78%	2.31%
Top Tradition	64,570	$12.024522	$776,426	1.10%	6.78%	2.12%
Top Plus	18,075	$12.172221	$220,018	0.90%	6.99%	2.10%

	90,117		$1,086,287

2004
Top I	8,062	$11.261194	$90,788	1.10%	7.34%	2.33%
Top Tradition	95,185	$11.261194	$1,071,901	1.10%	7.34%	2.20%
Top Plus	37,125	$11.377016	$422,367	0.90%	7.56%	2.12%

	140,372		$1,585,056

2003
Top I	7,848	$10.490828	$82,333	1.10%	12.81%	2.24%
Top Tradition	107,943	$10.490828	$1,132,407	1.10%	12.81%	2.23%
Top Plus	51,703	$10.577712	$546,902	0.90%	13.03%	2.05%

	167,494		$1,761,642

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2007
Top I	287	$16.056547	$4,601	1.10%	5.46%	0.60%
Top Tradition	7,516	$16.056547	$120,688	1.10%	5.46%	0.55%
Top Plus	3,326	$16.318356	$54,281	0.90%	5.67%	0.52%

	11,129		$179,570

2006
Top I	335	$15.224915	$5,111	1.10%	11.00%	0.00%
Top Tradition	10,198	$15.224915	$155,265	1.10%	11.00%	0.00%
Top Plus	7,899	$15.442373	$121,972	0.90%	11.22%	0.00%

	18,432		$282,348

2005
Top I	1,109	$13.716021	$15,218	1.10%	6.71%	0.00%
Top Tradition	11,333	$13.716021	$155,441	1.10%	6.71%	0.00%
Top Plus	8,451	$13.884465	$117,340	0.90%	6.92%	0.00%

	20,893		$287,999

2004
Top I	1,110	$12.853057	$14,266	1.10%	16.93%	0.00%
Top Tradition	13,297	$12.853057	$170,910	1.10%	16.93%	0.00%
Top Plus	10,613	$12.985241	$137,812	0.90%	17.16%	0.00%

	25,020		$322,988

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2003
Top I	1,110	$10.992008	$12,205	1.10%	35.52%	0.15%
Top Tradition	16,336	$10.992008	$179,563	1.10%	35.52%	0.08%
Top Plus	15,722	$11.083042	$174,249	0.90%	35.79%	0.09%

	33,168		$366,017

Small/Mid Cap Value Subaccount
2007
Top Tradition	1,990	$17.581190	$34,982	1.10%	–1.80%	0.02%
Top Plus	12,651	$17.867960	$226,051	0.90%	–1.61%	0.02%

	14,641		$261,033

2006
Top Tradition	3,346	$17.904314	$59,900	1.10%	14.47%	0.00%
Top Plus	12,651	$18.160118	$229,747	0.90%	14.69%	0.00%

	15,997		$289,647

2005
Top Tradition	3,404	$15.641554	$53,243	1.10%	15.24%	0.38%
Top Plus	12,651	$15.833700	$200,315	0.90%	15.47%	0.36%

	16,055		$253,558

2004
Top Tradition	3,814	$13.573321	$51,766	1.10%	15.49%	0.00%
Top Plus	12,462	$13.712955	$170,888	0.90%	15.72%	0.00%

	16,276		$222,654

2003
Top Tradition	4,434	$11.752588	$52,114	1.10%	36.89%	0.12%
Top Plus	14,471	$11.849948	$171,480	0.90%	37.16%	0.11%

	18,905		$223,594

Discovery Subaccount
2007
Top Tradition	10,056	$10.709749	$107,705	1.10%	20.99%	0.00%
Top Plus	4,105	$10.884577	$44,678	0.90%	21.23%	0.00%

	14,161		$152,383

2006
Top Tradition	18,382	$8.852076	$162,718	1.10%	13.40%	0.00%
Top Plus	8,437	$8.978672	$75,751	0.90%	13.62%	0.00%

	26,819		$238,469

2005
Top Tradition	27,204	$7.806074	$212,355	1.10%	14.91%	0.00%	4/8/05
Top Plus	14,587	$7.902076	$115,272	0.90%	15.08%	0.00%	4/8/05

	41,791		$327,627

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Strong Variable Annuity Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004
Top Tradition	28,761	$7.200348	$207,092	1.10%	17.86%	0.00%
Top Plus	21,360	$7.274512	$155,378	0.90%	18.09%	0.00%

	50,121		$362,470

2003
Top Tradition	34,323	$6.109458	$209,691	1.10%	32.75%	0.00%
Top Plus	29,723	$6.160144	$183,100	0.90%	33.02%	0.00%

	64,046		$392,791

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2007
Top Tradition	11,082	$32.912740	$364,748	1.10%	–17.98%	1.23%
Top Plus	5,403	$33.449263	$180,726	0.90%	–17.81%	0.90%

	16,485		$545,474

2006
Top Tradition	19,060	$40.127029	$764,798	1.10%	36.55%	1.08%
Top Plus	9,492	$40.699934	$386,342	0.90%	36.82%	1.06%

	28,552		$1,151,140

2005
Top Tradition	17,085	$29.386693	$502,074	1.10%	15.78%	1.00%
Top Plus	5,978	$29.747497	$177,832	0.90%	16.01%	1.31%

	23,063		$679,906

2004
Top Tradition	13,368	$25.381114	$339,294	1.10%	34.91%	1.48%
Top Plus	3,334	$25.642046	$85,479	0.90%	35.18%	1.41%

	16,702		$424,773

2003
Top Tradition	9,846	$18.813690	$185,232	1.10%	36.02%	0.00%
Top Plus	2,935	$18.969437	$55,681	0.90%	36.29%	0.00%

	12,781		$240,913

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007
Top Tradition	23,927	$14.087007	$337,058	1.10%	0.38%	1.64%
Top Plus	14,581	$14.316704	$208,756	0.90%	0.58%	1.77%

	38,508		$545,814

2006
Top Tradition	26,681	$14.033192	$374,423	1.10%	21.30%	2.53%
Top Plus	11,846	$14.233629	$168,611	0.90%	21.54%	1.91%

	38,527		$543,034

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2005
Top Tradition	17,544	$11.568970	$202,963	1.10%	2.80%	1.63%
Top Plus	7,085	$11.711069	$82,974	0.90%	3.00%	1.50%

	24,629		$285,937

2004
Top Tradition	19,285	$11.253743	$217,026	1.10%	17.50%	1.30%
Top Plus	7,620	$11.369495	$86,635	0.90%	17.74%	2.04%

	26,905		$303,661

2003
Top Tradition	19,703	$9.577460	$188,706	1.10%	23.01%	1.50%
Top Plus	4,255	$9.656808	$41,089	0.90%	23.25%	1.51%

	23,958		$229,795

Structured U.S. Equity Subaccount
2007
Top Tradition	5,081	$10.952152	$55,644	1.10%	–2.70%	0.96%
Top Plus	2,436	$11.130762	$27,115	0.90%	–2.51%	0.92%

	7,517		$82,759

2006
Top Tradition	6,279	$11.256540	$70,678	1.10%	11.67%	1.10%
Top Plus	3,004	$11.417334	$34,296	0.90%	11.89%	0.97%

	9,283		$104,974

2005
Top Tradition	5,700	$10.080590	$57,459	1.10%	5.36%	0.74%
Top Plus	5,190	$10.204411	$52,964	0.90%	5.56%	0.81%

	10,890		$110,423

2004
Top Tradition	6,673	$9.568193	$63,850	1.10%	13.69%	1.15%
Top Plus	5,231	$9.666608	$50,568	0.90%	13.91%	1.10%

	11,904		$114,418

2003
Top Tradition	6,668	$8.416223	$56,118	1.10%	28.07%	0.93%
Top Plus	7,005	$8.485938	$59,442	0.90%	28.32%	1.05%

	13,673		$115,560

Capital Growth Subaccount
2007
Top Tradition	805	$10.133575	$8,161	1.10%	8.93%	0.16%
Top Plus	1,027	$10.298874	$10,573	0.90%	9.14%	0.18%

	1,832		$18,734

2006
Top Tradition	1,984	$9.303136	$18,458	1.10%	7.38%	0.13%
Top Plus	1,156	$9.436066	$10,906	0.90%	7.59%	0.13%

	3,140		$29,364

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2005
Top Tradition	1,884	$8.663631	$16,322	1.10%	1.82%	0.12%
Top Plus	1,192	$8.770072	$10,450	0.90%	2.03%	0.16%

	3,076		$26,772

2004
Top Tradition	2,736	$8.508390	$23,280	1.10%	7.90%	0.70%
Top Plus	1,192	$8.595928	$10,242	0.90%	8.11%	0.73%

	3,928		$33,522

2003
Top Tradition	2,899	$7.885625	$22,862	1.10%	22.39%	0.25%
Top Plus	1,192	$7.950961	$9,474	0.90%	22.63%	0.32%

	4,091		$32,336

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007
Top I	510	$37.545785	$19,153	1.10%	31.85%	1.22%
Top Tradition	19,411	$37.545785	$728,793	1.10%	31.85%	1.27%
Top Plus	13,448	$38.158022	$513,168	0.90%	32.11%	1.19%

	33,369		$1,261,114

2006
Top I	441	$28.476888	$12,586	1.10%	28.54%	0.79%
Top Tradition	16,254	$28.476888	$462,851	1.10%	28.54%	0.46%
Top Plus	13,837	$28.883706	$399,658	0.90%	28.79%	0.41%

	30,532		$875,095

2005
Top Tradition	18,878	$22.154733	$418,231	1.10%	39.25%	0.31%
Top Plus	19,296	$22.426883	$432,752	0.90%	39.52%	0.35%

	38,174		$850,983

2004
Top Tradition	11,218	$15.910050	$178,472	1.10%	29.16%	0.65%
Top Plus	8,687	$16.073745	$139,638	0.90%	29.42%	0.66%

	19,905		$318,110

2003
Top Tradition	12,694	$12.317740	$156,360	1.10%	51.28%	0.06%
Top Plus	10,753	$12.419811	$133,546	0.90%	51.58%	0.05%

	23,447		$289,906

Small Cap Subaccount
2007
Top I	174	$20.154740	$3,508	1.10%	–8.21%	0.00%
Top Tradition	13,073	$20.154740	$263,472	1.10%	–8.21%	0.00%
Top Plus	9,566	$20.483410	$195,951	0.90%	–8.03%	0.00%

	22,813		$462,931

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2006
Top I	175	$21.958579	$3,836	1.10%	14.81%	0.00%
Top Tradition	15,976	$21.958579	$350,812	1.10%	14.81%	0.00%
Top Plus	9,897	$22.272208	$220,436	0.90%	15.04%	0.00%

	26,048		$575,084

2005
Top I	902	$19.126277	$17,246	1.10%	2.87%	0.00%
Top Tradition	22,395	$19.126277	$428,333	1.10%	2.87%	0.00%
Top Plus	13,880	$19.361165	$268,736	0.90%	3.07%	0.00%

	37,177		$714,315

2004
Top I	903	$18.593323	$16,782	1.10%	13.63%	0.00%
Top Tradition	31,313	$18.593323	$582,218	1.10%	13.63%	0.00%
Top Plus	16,014	$18.784536	$300,821	0.90%	13.86%	0.00%

	48,230		$899,821

2003
Top I	177	$16.362380	$2,893	1.10%	35.73%	0.00%
Top Tradition	33,976	$16.362380	$555,925	1.10%	35.73%	0.00%
Top Plus	16,318	$16.497870	$269,219	0.90%	36.00%	0.00%

	50,471		$828,037

International Equity Subaccount
2007
Top Tradition	317	$13.850956	$4,396	1.10%	9.57%	3.19%
Top Plus	3,263	$13.910386	$45,387	0.90%	9.79%	2.25%

	3,580		$49,783

2006
Top Tradition	1,112	$12.640844	$14,057	1.10%	21.20%	1.26%
Top Plus	1,537	$12.669820	$19,475	0.90%	21.44%	0.73%

	2,649		$33,532

2005
Top Tradition	656	$10.429757	$6,843	1.10%	4.30%	0.00%	11/2/05
Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2007
Top Tradition	1,931	$2.577072	$4,978	1.10%	31.88%	0.00%
Top Plus	399	$2.616619	$1,043	0.90%	32.14%	0.00%

	2,330		$6,021

2006
Top Tradition	4,728	$1.954167	$9,239	1.10%	3.57%	0.00%
Top Plus	1,722	$1.980207	$3,410	0.90%	3.77%	0.00%

	6,450		$12,649

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Old Mutual Insurance Series Fund, Inc.: (continued)
Technology & Communications Subaccount (continued)
2005
Top Tradition	5,999	$1.886830	$11,319	1.10%	8.72%	0.00%
Top Plus	1,811	$1.908197	$3,456	0.90%	8.94%	0.00%

	7,810		$14,775

2004
Top Tradition	11,324	$1.735475	$19,652	1.10%	5.26%	0.00%
Top Plus	16,674	$1.751658	$29,207	0.90%	5.47%	0.00%

	27,998		$48,859

2003
Top Tradition	12,966	$1.648743	$21,377	1.10%	43.75%	0.00%
Top Plus	21,248	$1.660811	$35,289	0.90%	44.04%	0.00%

	34,214		$56,666

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007
Top Tradition	76,363	$23.677772	$1,808,119	1.10%	14.08%	0.50%
Top Plus	22,799	$24.040022	$548,084	0.90%	14.30%	0.44%

	99,162		$2,356,203

2006
Top Tradition	86,619	$20.756062	$1,797,865	1.10%	11.18%	0.17%
Top Plus	22,685	$21.031676	$477,099	0.90%	11.40%	0.20%

	109,304		$2,274,964

2005
Top Tradition	82,170	$18.668363	$1,533,983	1.10%	16.74%	0.00%
Top Plus	35,686	$18.878915	$673,706	0.90%	16.97%	0.00%

	117,856		$2,207,689

2004
Top Tradition	81,286	$15.992023	$1,299,931	1.10%	23.30%	0.00%
Top Plus	31,931	$16.140487	$515,375	0.90%	23.54%	0.00%

	113,217		$1,815,306

2003
Top Tradition	79,182	$12.970347	$1,027,017	1.10%	36.75%	0.28%
Top Plus	23,165	$13.064822	$302,650	0.90%	37.02%	0.28%

	102,347		$1,329,667

VIP Contrafund Subaccount
2007
Top I	250	$15.247903	$3,817	1.10%	16.02%	0.76%
Top Tradition	104,031	$15.247903	$1,586,242	1.10%	16.02%	0.73%
Top Plus	67,307	$15.481257	$1,042,003	0.90%	16.25%	0.76%

	171,588		$2,632,062

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2006
Top I	251	$13.142530	$3,297	1.10%	10.22%	1.00%
Top Tradition	111,346	$13.142530	$1,463,373	1.10%	10.22%	1.01%
Top Plus	69,573	$13.317115	$926,507	0.90%	10.44%	0.99%

	181,170		$2,393,177

2005
Top I	251	$11.923636	$2,997	1.10%	15.38%	0.00%
Top Tradition	101,489	$11.923636	$1,210,118	1.10%	15.38%	0.11%
Top Plus	58,109	$12.058187	$700,691	0.90%	15.61%	0.11%

	159,849		$1,913,806

2004
Top Tradition	75,024	$10.334117	$775,305	1.10%	13.90%	0.18%
Top Plus	42,565	$10.430125	$443,960	0.90%	14.13%	0.19%

	117,589		$1,219,265

2003
Top Tradition	39,984	$9.072746	$362,766	1.10%	26.80%	0.26%
Top Plus	28,637	$9.138874	$261,711	0.90%	27.05%	0.22%

	68,621		$624,477

VIP Growth Subaccount
2007
Top I	287	$8.742642	$2,508	1.10%	25.27%	0.37%
Top Tradition	18,647	$8.742642	$163,026	1.10%	25.27%	0.38%
Top Plus	6,567	$8.876477	$58,290	0.90%	25.52%	0.56%

	25,501		$223,824

2006
Top I	277	$6.978809	$1,935	1.10%	5.42%	0.32%
Top Tradition	18,838	$6.978809	$131,467	1.10%	5.42%	0.18%
Top Plus	12,624	$7.071552	$89,268	0.90%	5.62%	0.21%

	31,739		$222,670

2005
Top I	1,174	$6.620268	$7,773	1.10%	4.36%	0.27%
Top Tradition	19,908	$6.620268	$131,796	1.10%	4.36%	0.31%
Top Plus	22,808	$6.694999	$152,699	0.90%	4.56%	0.32%

	43,890		$292,268

2004
Top I	1,181	$6.343833	$7,489	1.10%	2.00%	0.13%
Top Tradition	25,197	$6.343833	$159,844	1.10%	2.00%	0.14%
Top Plus	33,651	$6.402777	$215,462	0.90%	2.20%	0.14%

	60,029		$382,795

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2003
Top I	1,228	$6.219608	$7,637	1.10%	31.10%	0.05%
Top Tradition	18,545	$6.219608	$115,341	1.10%	31.10%	0.19%
Top Plus	30,682	$6.264948	$192,223	0.90%	31.36%	0.08%

	50,455		$315,201

VIP Equity-Income Subaccount
2007
Top I	960	$12.301477	$11,804	1.10%	0.16%	5.23%
Top Tradition	12,383	$12.301477	$152,334	1.10%	0.16%	1.05%
Top Plus	8,886	$15.354360	$136,444	0.90%	0.36%	1.56%

	22,229		$300,582

2006
Top Tradition	17,778	$12.281283	$218,334	1.10%	18.63%	5.06%
Top Plus	7,110	$15.298642	$108,770	0.90%	18.86%	3.66%

	24,888		$327,104

2005
Top Plus	9,581	$12.870922	$123,321	0.90%	4.63%	1.44%
2004
Top Plus	9,686	$12.301227	$119,146	0.90%	10.24%	0.74%
2003
Top Plus	839	$11.158744	$9,364	0.90%	11.59%	0.00%	10/1/03
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2007
Top Tradition	5,090	$7.498836	$38,168	1.10%	13.54%	0.58%
Top Plus	1,905	$7.613665	$14,504	0.90%	13.77%	0.45%

	6,995		$52,672

2006
Top Tradition	4,951	$6.604523	$32,700	1.10%	9.93%	0.29%
Top Plus	4,443	$6.692308	$29,735	0.90%	10.14%	0.26%

	9,394		$62,435

2005
Top Tradition	4,413	$6.008117	$26,513	1.10%	2.88%	0.13%
Top Plus	7,055	$6.075961	$42,868	0.90%	3.09%	0.13%

	11,468		$69,381

2004
Top Tradition	4,244	$5.839672	$24,784	1.10%	3.06%	0.00%
Top Plus	7,857	$5.893969	$46,308	0.90%	3.27%	0.00%

	12,101		$71,092

2003
Top Tradition	13,641	$5.666017	$77,290	1.10%	30.06%	0.00%
Top Plus	11,738	$5.707363	$66,996	0.90%	30.32%	0.00%

	25,379		$144,286

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount
2007
Top Tradition	11,633	$7.495319	$87,198	1.10%	8.17%	0.56%
Top Plus	4,403	$7.610074	$33,504	0.90%	8.38%	0.52%

	16,036		$120,702

2006
Top Tradition	12,237	$6.929407	$84,798	1.10%	16.66%	1.65%
Top Plus	6,717	$7.021490	$47,161	0.90%	16.89%	1.65%

	18,954		$131,959

2005
Top Tradition	9,094	$5.940015	$54,017	1.10%	4.42%	1.22%
Top Plus	7,147	$6.007072	$42,936	0.90%	4.63%	1.25%

	16,241		$96,953

2004
Top Tradition	11,016	$5.688478	$62,664	1.10%	3.39%	0.88%
Top Plus	7,148	$5.741345	$41,038	0.90%	3.59%	0.84%

	18,164		$103,702

2003
Top Tradition	16,742	$5.502103	$92,114	1.10%	22.34%	0.86%
Top Plus	10,461	$5.542235	$57,977	0.90%	22.58%	0.85%

	27,203		$150,091

Balanced Subaccount
2007
Top Tradition	13,664	$12.925414	$176,620	1.10%	9.08%	2.30%
Top Plus	19,589	$13.123249	$257,065	0.90%	9.30%	2.29%

	33,253		$433,685

2006
Top Tradition	13,644	$11.849393	$161,674	1.10%	9.22%	1.97%
Top Plus	20,986	$12.006817	$251,980	0.90%	9.43%	1.98%

	34,630		$413,654

2005
Top Tradition	13,219	$10.849455	$143,417	1.10%	6.49%	2.12%
Top Plus	20,802	$10.971891	$228,243	0.90%	6.70%	2.14%

	34,021		$371,660

2004
Top Tradition	14,579	$10.188011	$148,527	1.10%	7.11%	1.96%
Top Plus	20,278	$10.282656	$208,514	0.90%	7.32%	2.21%

	34,857		$357,041

2003
Top Tradition	33,700	$9.511581	$320,537	1.10%	12.49%	1.91%
Top Plus	22,045	$9.580905	$211,214	0.90%	12.71%	1.77%

	55,745		$531,751

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2007
Top Tradition	18,571	$38.244328	$710,263	1.10%	26.62%	0.44%
Top Plus	9,503	$38.599410	$366,793	0.90%	26.87%	0.43%

	28,074		$1,077,056

2006
Top Tradition	15,815	$30.204391	$477,662	1.10%	45.04%	1.92%
Top Plus	11,373	$30.424189	$346,025	0.90%	45.33%	2.12%

	27,188		$823,687

2005
Top Tradition	4,364	$20.825080	$90,884	1.10%	30.51%	0.93%
Top Plus	4,879	$20.935255	$102,146	0.90%	30.77%	1.32%

	9,243		$193,030

2004
Top Tradition	859	$15.956850	$13,710	1.10%	17.39%	0.75%
Top Plus	1,455	$16.009646	$23,294	0.90%	17.63%	1.23%

	2,314		$37,004

2003
Top Tradition	633	$13.592795	$8,601	1.10%	35.93%	0.00%	5/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007
Top Tradition	1,100	$12.681684	$13,946	1.10%	1.13%	0.00%
Top Plus	159	$12.837514	$2,046	0.90%	1.33%	0.00%

	1,259		$15,992

2006
Top Tradition	1,095	$12.539731	$13,729	1.10%	11.70%	0.00%
Top Plus	159	$12.668542	$2,019	0.90%	11.93%	0.00%

	1,254		$15,748

2005
Top Tradition	1,289	$11.225808	$14,468	1.10%	3.89%	0.00%
Top Plus	518	$11.318722	$5,866	0.90%	4.10%	0.00%

	1,807		$20,334

2004
Top Tradition	1,179	$10.805330	$12,735	1.10%	5.05%	0.00%
Top Plus	1,092	$10.873273	$11,875	0.90%	5.26%	0.00%

	2,271		$24,610

2003
Top Tradition	1,091	$10.285838	$11,225	1.10%	31.98%	0.00%
Top Plus	1,092	$10.329989	$11,282	0.90%	32.24%	0.00%

	2,183		$22,507

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount
2007
Top Tradition	151	$12.031833	$1,815	1.10%	9.81%	0.13%
2006
Top Tradition	297	$10.956952	$3,251	1.10%	6.14%	0.00%
2005
Top Tradition	298	$10.323124	$3,072	1.10%	3.10%	0.17%
2004
Top Tradition	592	$10.013159	$5,927	1.10%	7.80%	0.00%
2003
Top Tradition	339	$9.288989	$3,150	1.10%	21.27%	0.00%
Mid Cap Growth Subaccount
2007
Top Tradition	1,458	$10.589068	$15,442	1.10%	8.31%	0.00%
Top Plus	671	$10.719214	$7,188	0.90%	8.53%	0.00%

	2,129		$22,630

2006
Top Tradition	3,860	$9.776518	$37,742	1.10%	1.19%	0.00%
Top Plus	671	$9.876987	$6,623	0.90%	1.39%	0.00%

	4,531		$44,365

2005
Top Tradition	1,498	$9.661860	$14,474	1.10%	1.74%	0.00%
Top Plus	2,037	$9.741876	$19,841	0.90%	1.94%	0.00%

	3,535		$34,315

2004
Top Tradition	1,319	$9.496516	$12,522	1.10%	13.13%	0.00%
Top Plus	2,257	$9.556262	$21,569	0.90%	13.36%	0.00%

	3,576		$34,091

2003
Top Tradition	166	$8.394263	$1,397	1.10%	35.12%	0.00%
Top Plus	2,142	$8.430327	$18,056	0.90%	35.39%	0.00%

	2,308		$19,453

Total Return Subaccount
2007
Top I	524	$11.538718	$6,046	1.10%	2.80%	0.00%
Top Tradition	17,434	$13.939668	$243,023	1.10%	2.80%	2.42%
Top Plus	33,813	$14.110952	$477,132	0.90%	3.00%	2.34%

	51,771		$726,201

2006
Top Tradition	20,058	$13.560219	$271,986	1.10%	10.41%	2.22%
Top Plus	34,216	$13.699522	$468,748	0.90%	10.63%	2.38%

	54,274		$740,734

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	30,772	$12.281462	$377,929	1.10%	1.48%	1.95%
Top Plus	57,030	$12.383129	$706,204	0.90%	1.69%	1.82%

	87,802		$1,084,133

2004
Top Tradition	37,343	$12.101817	$451,915	1.10%	9.82%	1.55%
Top Plus	54,474	$12.177912	$663,389	0.90%	10.03%	1.36%

	91,817		$1,115,304

2003
Top Tradition	34,123	$11.020053	$376,042	1.10%	14.74%	1.58%
Top Plus	39,031	$11.067354	$431,964	0.90%	14.97%	1.65%

	73,154		$808,006

J.P. Morgan Series Trust II:
Small Company Subaccount
2007
Top Tradition	3,324	$15.918076	$52,914	1.10%	–6.70%	0.01%
Top Plus	1,041	$16.113660	$16,776	0.90%	–6.52%	0.01%

	4,365		$69,690

2006
Top Tradition	8,173	$17.061467	$139,449	1.10%	13.76%	0.00%
Top Plus	1,430	$17.236701	$24,644	0.90%	13.98%	0.00%

	9,603		$164,093

2005
Top Tradition	6,963	$14.998025	$104,427	1.10%	2.29%	0.00%
Top Plus	2,240	$15.122149	$33,871	0.90%	2.50%	0.00%

	9,203		$138,298

2004
Top Tradition	8,376	$14.661716	$122,814	1.10%	25.78%	0.00%
Top Plus	2,278	$14.753893	$33,604	0.90%	26.03%	0.00%

	10,654		$156,418

2003
Top Tradition	5,574	$11.656374	$64,977	1.10%	34.50%	0.00%
Top Plus	1,814	$11.706405	$21,235	0.90%	34.77%	0.00%

	7,388		$86,212

Mid Cap Value Subaccount
2007
Top I	990	$12.135480	$12,012	1.10%	1.33%	0.00%
Top Tradition	14,894	$21.229255	$316,180	1.10%	1.33%	0.89%
Top Plus	9,653	$21.490012	$207,447	0.90%	1.53%	0.96%

	25,537		$535,639

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2006
Top Tradition	14,258	$20.950091	$298,699	1.10%	15.57%	0.58%
Top Plus	9,336	$21.165211	$197,608	0.90%	15.80%	0.65%

	23,594		$496,307

2005
Top Tradition	15,320	$18.127282	$277,714	1.10%	8.03%	0.17%
Top Plus	10,963	$18.277281	$200,378	0.90%	8.24%	0.18%

	26,283		$478,092

2004
Top Tradition	12,116	$16.780309	$203,317	1.10%	19.74%	0.27%
Top Plus	7,812	$16.885789	$131,897	0.90%	19.98%	0.26%

	19,928		$335,214

2003
Top Tradition	6,134	$14.014070	$85,966	1.10%	28.22%	0.36%
Top Plus	5,102	$14.074209	$71,805	0.90%	28.47%	0.25%

	11,236		$157,771

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007
Top Tradition	34,429	$13.635395	$469,451	1.10%	9.46%	4.67%
Top Plus	15,340	$13.782516	$211,428	0.90%	9.68%	4.69%

	49,769		$680,879

2006
Top Tradition	37,970	$12.457193	$473,007	1.10%	–0.38%	4.10%
Top Plus	17,526	$12.566552	$220,236	0.90%	–0.18%	4.34%

	55,496		$693,243

2005
Top Tradition	112,273	$12.504455	$1,403,910	1.10%	0.99%	2.81%
Top Plus	16,820	$12.589324	$211,759	0.90%	1.19%	2.83%

	129,093		$1,615,669

2004
Top Tradition	111,965	$12.381890	$1,386,337	1.10%	7.73%	0.99%
Top Plus	15,925	$12.441318	$198,128	0.90%	7.94%	0.93%

	127,890		$1,584,465

2003
Top Tradition	104,730	$11.493370	$1,203,698	1.10%	7.67%	1.08%
Top Plus	20,046	$11.525641	$231,050	0.90%	7.88%	2.69%

	124,776		$1,434,748

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount
2007
Top Tradition	57,512	$12.592535	$724,226	1.10%	7.57%	4.78%
Top Plus	12,027	$12.728410	$153,081	0.90%	7.79%	4.93%

	69,539		$877,307

2006
Top Tradition	104,575	$11.706171	$1,224,176	1.10%	2.72%	4.40%
Top Plus	9,561	$11.808941	$112,904	0.90%	2.93%	4.55%

	114,136		$1,337,080

2005
Top Tradition	111,265	$11.395691	$1,267,938	1.10%	1.34%	3.47%
Top Plus	5,234	$11.473039	$60,054	0.90%	1.54%	3.53%

	116,499		$1,327,992

2004
Top Tradition	100,848	$11.244848	$1,134,025	1.10%	3.75%	1.88%
Top Plus	4,532	$11.298824	$51,199	0.90%	3.95%	1.91%

	105,380		$1,185,224

2003
Top Tradition	99,308	$10.838704	$1,076,370	1.10%	3.90%	2.56%
Top Plus	3,344	$10.869124	$36,346	0.90%	4.11%	2.77%

	102,652		$1,112,716

Global Bond Subaccount
2007
Top Tradition	2,504	$13.740471	$34,414	1.10%	8.55%	3.22%
Top Plus	806	$13.888722	$11,188	0.90%	8.76%	3.35%

	3,310		$45,602

2006
Top Tradition	5,361	$12.658636	$67,875	1.10%	3.51%	3.35%
Top Plus	806	$12.769755	$10,286	0.90%	3.72%	3.18%

	6,167		$78,161

2005
Top Tradition	3,735	$12.228882	$45,679	1.10%	–7.64%	2.65%
Top Plus	984	$12.311876	$12,108	0.90%	–7.45%	2.41%

	4,719		$57,787

2004
Top Tradition	2,181	$13.239901	$28,877	1.10%	9.40%	1.86%
Top Plus	1,376	$13.303437	$18,307	0.90%	9.61%	1.78%

	3,557		$47,184

2003
Top Tradition	992	$12.102667	$12,003	1.10%	13.19%	2.12%
Top Plus	2,802	$12.136628	$34,006	0.90%	13.42%	2.02%

	3,794		$46,009

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Calvert Variable Series, Inc.:
Social Equity Subaccount
2007
Top I	1,049	$8.884775	$9,319	1.10%	8.79%	0.00%
Top Tradition	4,506	$8.686641	$39,143	1.10%	8.79%	0.00%
Top Plus	2,436	$8.877902	$21,627	0.90%	9.00%	0.00%

	7,991		$70,089

2006
Top I	1,050	$8.167181	$8,570	1.10%	8.86%	0.00%
Top Tradition	4,789	$7.985040	$38,243	1.10%	8.86%	0.00%
Top Plus	3,182	$8.144605	$25,915	0.90%	9.08%	0.00%

	9,021		$72,728

2005
Top I	1,050	$7.502320	$7,874	1.10%	3.41%	0.06%
Top Tradition	4,949	$7.335001	$36,303	1.10%	3.41%	0.04%
Top Plus	3,866	$7.466812	$28,865	0.90%	3.61%	0.05%

	9,865		$73,042

2004
Top I	1,050	$7.254986	$7,617	1.10%	5.99%	0.08%
Top Tradition	7,820	$7.093183	$55,470	1.10%	5.99%	0.08%
Top Plus	5,147	$7.206401	$37,091	0.90%	6.20%	0.08%

	14,017		$100,178

2003
Top I	1,050	$6.845048	$7,190	1.10%	16.96%	0.02%	5/2/03
Top Tradition	7,851	$6.692392	$52,542	1.10%	16.96%	0.02%	5/2/03
Top Plus	5,418	$6.785729	$36,764	0.90%	17.11%	0.02%	5/2/03

	14,319		$96,496

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007
Top Tradition	1,430	$15.420281	$22,052	1.10%	0.78%	2.09%
2006
Top Tradition	1,431	$15.300176	$21,889	1.10%	9.79%	2.40%
2005
Top Tradition	1,431	$13.935835	$19,947	1.10%	5.44%	1.17%
2004
Top Tradition	1,569	$13.216506	$20,741	1.10%	9.17%	0.00%
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2007
Top Tradition	4,656	$20.715979	$96,445	1.10%	8.91%	0.10%
Top Plus	1,536	$20.908461	$32,124	0.90%	9.13%	0.14%

	6,192		$128,569

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2006
Top Tradition	4,707	$19.020474	$89,535	1.10%	12.38%	0.00%
Top Plus	761	$19.158989	$14,574	0.90%	12.60%	0.00%

	5,468		$104,109

2005
Top Tradition	2,739	$16.925595	$46,360	1.10%	19.94%	0.00%
Top Plus	3,447	$17.015200	$58,646	0.90%	20.18%	0.00%

	6,186		$105,006

2004
Top Tradition	120	$14.111196	$1,698	1.10%	14.12%	0.00%
Jennison Subaccount
2007
Top Tradition	372	$16.387638	$6,099	1.10%	10.33%	0.00%
Top Plus	503	$16.539895	$8,320	0.90%	10.55%	0.00%

	875		$14,419

2006
Top Tradition	673	$14.852684	$9,990	1.10%	0.27%	0.00%
Top Plus	503	$14.960835	$7,526	0.90%	0.46%	0.00%

	1,176		$17,516

2005
Top Tradition	549	$14.813275	$8,133	1.10%	12.79%	0.00%
Top Plus	2,037	$14.891678	$30,341	0.90%	13.01%	0.00%

	2,586		$38,474

2004
Top Tradition	353	$13.133861	$4,642	1.10%	8.03%	0.06%
Top Plus	735	$13.177341	$9,674	0.90%	8.24%	0.06%

	1,088		$14,316

2003
Top Tradition	182	$12.157960	$2,208	1.10%	21.58%	0.00%	5/1/03
Top Plus	231	$12.174031	$2,813	0.90%	21.74%	0.00%	5/1/03

	413		$5,021

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2007
Top Tradition	950	$15.191304	$14,430	1.10%	5.68%	1.33%
Top Plus	185	$15.332459	$2,835	0.90%	5.89%	1.33%

	1,135		$17,265

2006
Top Tradition	950	$14.374427	$13,660	1.10%	14.95%	0.97%
Top Plus	185	$14.479107	$2,678	0.90%	15.17%	1.75%

	1,135		$16,338

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
Top Tradition	511	$12.505328	$6,392	1.10%	2.99%	0.00%
Top Plus	1,430	$12.571534	$17,973	0.90%	3.19%	0.00%

	1,941		$24,365

2004
Top Tradition	560	$12.142541	$6,794	1.10%	3.65%	1.32%
Top Plus	827	$12.182745	$10,083	0.90%	3.86%	1.73%

	1,387		$16,877

2003
Top Tradition	617	$11.714615	$7,227	1.10%	17.15%	12.75%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2007
Top Tradition	30,019	$20.532740	$616,377	1.10%	–3.21%	0.05%
Top Plus	12,057	$20.723514	$249,864	0.90%	–3.01%	0.05%

	42,076		$866,241

2006
Top Tradition	27,227	$21.213200	$577,583	1.10%	14.31%	0.06%
Top Plus	12,153	$21.367645	$259,678	0.90%	14.54%	0.07%

	39,380		$837,261

2005
Top Tradition	29,735	$18.557011	$551,801	1.10%	7.38%	0.00%
Top Plus	10,273	$18.655224	$191,640	0.90%	7.59%	0.00%

	40,008		$743,441

2004
Top Tradition	22,627	$17.281311	$391,020	1.10%	23.59%	0.00%
Top Plus	11,841	$17.338503	$205,310	0.90%	23.83%	0.00%

	34,468		$596,330

2003
Top Tradition	4,519	$13.982845	$63,184	1.10%	39.83%	0.00%	5/1/03
Top Plus	2,389	$14.001322	$33,458	0.90%	40.01%	0.00%	5/1/03

	6,908		$96,642

Micro-Cap Subaccount
2007
Top Tradition	13,701	$22.523045	$308,592	1.10%	2.84%	1.28%
Top Plus	4,005	$22.732284	$91,047	0.90%	3.05%	1.32%

	17,706		$399,639

2006
Top Tradition	15,712	$21.901040	$344,114	1.10%	19.76%	0.20%
Top Plus	5,850	$22.060499	$129,046	0.90%	19.99%	0.24%

	21,562		$473,160

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2005
Top Tradition	13,830	$18.287958	$252,915	1.10%	10.40%	0.58%
Top Plus	2,295	$18.384755	$42,194	0.90%	10.62%	0.45%

	16,125		$295,109

2004
Top Tradition	11,849	$16.565345	$196,287	1.10%	12.60%	0.00%
Top Plus	3,685	$16.620168	$61,248	0.90%	12.83%	0.00%

	15,534		$257,535

2003
Top Tradition	7,232	$14.711160	$106,391	1.10%	47.11%	0.00%	5/1/03
Top Plus	1,466	$14.730584	$21,590	0.90%	47.31%	0.00%	5/1/03

	8,698		$127,981

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2007
Top Tradition	451	$13.008548	$5,864	1.10%	4.07%	3.53%
Top Plus	1,744	$13.129493	$22,898	0.90%	4.27%	5.12%

	2,195		$28,762

2006
Top Tradition	713	$12.500151	$8,909	1.10%	2.44%	2.62%
Top Plus	378	$12.591267	$4,764	0.90%	2.64%	3.59%

	1,091		$13,673

2005
Top Tradition	1,956	$12.202776	$23,868	1.10%	2.81%	3.18%
Top Plus	1,005	$12.267443	$12,326	0.90%	3.01%	3.43%

	2,961		$36,194

2004
Top Tradition	281	$11.869727	$3,337	1.10%	2.94%	3.75%
Top Plus	183	$11.909070	$2,183	0.90%	3.14%	0.00%

	464		$5,520

2003
Top Tradition	281	$11.531016	$3,244	1.10%	15.31%	0.12%	5/2/03
U.S. Real Estate Subaccount
2007
Top Tradition	1,284	$22.171078	$28,451	1.10%	–18.18%	0.91%
Top Plus	253	$22.377021	$5,672	0.90%	–18.01%	1.37%

	1,537		$34,123

2006
Top Tradition	1,284	$27.096769	$34,785	1.10%	36.17%	0.96%
Top Plus	1,242	$27.294010	$33,912	0.90%	36.44%	0.46%

	2,526		$68,697

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top Tradition	1,251	$19.898546	$24,892	1.10%	15.48%	1.16%
Top Plus	253	$20.003877	$5,071	0.90%	15.71%	1.60%

	1,504		$29,963

2004
Top Tradition	1,168	$17.230535	$20,122	1.10%	34.59%	0.17%
Top Plus	1,658	$17.287564	$28,672	0.90%	34.85%	0.00%

	2,826		$48,794

2003
Top Tradition	20	$12.802466	$255	1.10%	28.02%	0.00%	5/1/03
International Growth Equity Subaccount
2007
Top Tradition	931	$12.190758	$11,342	1.10%	13.01%	0.35%
Top Plus	1,200	$12.231130	$14,681	0.90%	13.24%	0.33%

	2,131		$26,023

Equity Growth Subaccount
2007
Top Plus	184	$12.379885	$2,273	0.90%	20.57%	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2007
Top I	1,157	$12.076079	$13,967	1.10%	2.62%	0.00%
Top Tradition	16,446	$12.076079	$198,608	1.10%	2.62%	3.61%
Top Plus	31,950	$12.127884	$387,490	0.90%	2.83%	3.37%

	49,553		$600,065

2006
Top Tradition	15,447	$11.767580	$181,781	1.10%	16.96%	3.39%
Top Plus	17,916	$11.794551	$211,309	0.90%	17.19%	2.32%

	33,363		$393,090

2005
Top Plus	199	$10.064603	$2,005	0.90%	0.65%	0.00%	11/2/05
Franklin Flex Cap Growth Securities Subaccount
2007
Top Plus	513	$12.270038	$6,296	0.90%	13.30%	0.13%
Templeton Foreign Securities Subaccount
2007
Top Tradition	7,295	$14.317313	$104,447	1.10%	14.19%	1.70%
Top Plus	7,232	$14.378750	$103,988	0.90%	14.42%	1.98%

	14,527		$208,435

2006
Top Tradition	4,633	$12.537704	$58,078	1.10%	20.13%	0.40%
Top Plus	5,378	$12.566452	$67,588	0.90%	20.36%	1.23%

	10,011		$125,666

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006
Top Plus	312	$11.942083	$3,724	0.90%	17.06%	5.97%
Total Return Subaccount
2006
Top Plus	976	$11.413115	$11,136	0.90%	11.56%	2.26%
Fundamental Value Subaccount
2007
Top Plus	312	$11.978341	$3,735	0.90%	–4.62%	1.81%	4/27/07
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2007
Top Tradition	747	$10.390868	$7,763	1.10%	1.93%	0.28%
Top Plus	93	$10.425294	$971	0.90%	2.13%	0.38%

	840		$8,734

2006
Top Plus	97	$10.207931	$986	0.90%	2.08%	0.00%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account B

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

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Ohio National Variable Account B Post Office Box 371 Cincinnati, Ohio 45201 Form 1323 Rev. 2-08